UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square Funds SM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

SEMIANNUAL REPORT
June 30, 2003

Goldman Sachs Trust
Financial Square FundsSM

Taxable Funds*

Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.

Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Services, Inc., the Fund invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements relating to such securities.

Financial Square Treasury Instruments Fund. The Fund invests only in certain U.S. Treasury obligations, the interest income from which is generally exempt from state income taxation.

Financial Square Government Fund. The Fund invests, directly or indirectly, only in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Financial Square Federal Fund. The Fund invests only in certain securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Fund*

Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

*	Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ prospectuses, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

Statement of Investments

Financial Square Prime Obligations Fund
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—42.9%
Asset Backed
Asset Portfolio Funding Corp.
$40,000,000	1.26%	07/17/2003	$39,977,600
30,000,000	1.21	08/08/2003	29,961,683
41,000,000	1.21	08/18/2003	40,933,853
101,517,000	0.93	09/10/2003	101,330,801
150,000,000	0.94	09/22/2003	149,674,917
Blue Ridge Asset Funding Corp.
50,000,000	1.25	07/09/2003	49,986,111
50,000,000	1.25	07/11/2003	49,982,639
100,000,000	1.20	08/26/2003	99,813,333
50,000,000	1.20	09/04/2003	49,891,667
Citibank Credit Card Issuance Trust
200,000,000	1.27	07/09/2003	199,943,555
50,000,000	1.09	07/24/2003	49,965,181
100,000,000	1.09	08/05/2003	99,894,028
50,000,000	1.23	08/12/2003	49,928,250
50,000,000	1.09	08/18/2003	49,927,333
75,000,000	1.10	09/10/2003	74,837,292
Corporate Receivables Corp.
175,000,000	1.21	07/10/2003	174,947,063
100,000,000	1.25	07/11/2003	99,965,278
100,000,000	1.22	07/18/2003	99,942,389
100,000,000	1.20	08/05/2003	99,883,333
150,000,000	1.21	08/06/2003	149,818,500
100,000,000	1.22	08/07/2003	99,874,611
100,000,000	1.18	09/12/2003	99,760,722
100,000,000	0.93	09/18/2003	99,795,917
40,000,000	1.20	09/19/2003	39,893,333
CXC, Inc.
100,000,000	1.21	07/08/2003	99,976,472
100,000,000	1.25	07/17/2003	99,944,444
100,000,000	1.21	07/18/2003	99,942,861
100,000,000	1.25	07/24/2003	99,920,139
100,000,000	1.21	08/06/2003	99,879,000
100,000,000	1.22	08/08/2003	99,871,222
100,000,000	1.19	08/21/2003	99,831,417
100,000,000	1.19	08/22/2003	99,828,111
125,000,000	1.20	09/08/2003	124,712,500
100,000,000	1.15	09/15/2003	99,757,222
50,000,000	1.12	11/14/2003	49,788,445
Eagle Funding Capital Corp.
75,030,000	1.11	07/02/2003	75,027,686
58,939,000	1.09	07/11/2003	58,921,155
37,757,000	1.09	07/14/2003	37,742,138
43,091,000	1.09	07/17/2003	43,070,125
Edison Asset Securitization Corp.
50,000,000	1.25	07/11/2003	49,982,639
98,772,000	1.23	08/11/2003	98,633,637
100,000,000	1.25	08/26/2003	99,805,556
150,000,000	1.25	08/27/2003	149,703,125
100,000,000	1.17	09/03/2003	99,792,000
80,000,000	1.17	09/08/2003	79,820,600
107,172,000	1.21	09/18/2003	106,887,429
100,000,000	1.20	10/07/2003	99,673,333
61,008,000	1.06	11/10/2003	60,770,882
150,835,000	1.14	11/20/2003	150,156,745
100,000,000	1.16	11/21/2003	99,539,222
Falcon Asset Securitization Corp.
50,000,000	1.22	07/02/2003	49,998,305
63,546,000	1.29	07/02/2003	63,543,723
30,000,000	1.25	07/15/2003	29,985,417
25,000,000	1.21	09/22/2003	24,930,257
FCAR Owner Trust Series I
124,000,000	1.23	08/13/2003	123,817,823
100,000,000	1.22	08/14/2003	99,850,889
100,692,000	1.20	08/21/2003	100,520,824
72,000,000	1.20	08/22/2003	71,875,200
150,000,000	1.20	09/03/2003	149,680,000
75,000,000	1.18	09/05/2003	74,837,750
Ford Credit Floor Plan Master Owner Trust A Series 2002-1
35,000,000	1.25	07/18/2003	34,979,340
50,500,000	1.27	07/18/2003	50,469,714
33,000,000	1.28	07/21/2003	32,976,534
70,000,000	1.27	07/22/2003	69,948,142
270,000,000	1.27	07/24/2003	269,780,925
50,000,000	1.26	08/05/2003	49,938,750
65,000,000	1.25	08/06/2003	64,918,750
50,000,000	1.26	08/08/2003	49,933,500
50,000,000	1.25	08/14/2003	49,923,611
25,000,000	1.26	08/14/2003	24,961,500
175,000,000	0.97	09/18/2003	174,627,493
Forrestal Funding Master Trust
30,131,000	1.26	07/14/2003	30,117,290
Fountain Square Commercial Funding Corp.
374,024,000	1.34	07/01/2003	374,024,000
50,000,000	1.25	07/09/2003	49,986,111
50,000,000	1.26	07/22/2003	49,963,250
50,000,000	1.26	07/24/2003	49,959,750
Independence Funding LLC
100,000,000	1.27	07/01/2003	100,000,000
85,438,000	1.27	07/08/2003	85,416,902
Jupiter Securitization Corp.
60,195,000	1.23	08/05/2003	60,123,017
New Center Asset Trust
50,000,000	1.19	08/21/2003	49,915,708
50,000,000	1.20	08/21/2003	49,915,000
100,000,000	1.17	08/25/2003	99,821,250
150,000,000	1.20	08/25/2003	149,725,000
75,000,000	1.21	08/26/2003	74,858,834
100,000,000	1.20	08/27/2003	99,810,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset Backed (continued)
Preferred Receivables Funding Corp.
$33,610,000	1.21%	07/11/2003	$33,598,703
50,075,000	1.20	09/11/2003	49,954,820
Stellar Funding Group, Inc.
75,000,000	1.27	07/01/2003	75,000,000
Three Pillars Funding Corp.
26,610,000	1.09	07/24/2003	26,591,469
48,043,000	1.09	07/25/2003	48,008,089
27,193,000	1.13	10/08/2003	27,108,498
Variable Funding Capital Corp.
50,000,000	1.25	07/09/2003	49,986,111
100,000,000	1.25	07/10/2003	99,968,750
100,000,000	1.20	08/05/2003	99,883,333
70,000,000	1.20	08/06/2003	69,916,000
50,000,000	1.20	08/27/2003	49,905,000
50,000,000	1.13	09/03/2003	49,899,556
100,000,000	1.20	09/04/2003	99,783,333
Yorktown Capital, LLC
98,228,000	1.05	07/09/2003	98,205,080
82,266,000	0.94	11/10/2003	81,982,457
Business Credit Institutions
General Electric Capital Corp.
200,000,000	1.22	08/12/2003	199,715,333
Commercial Banks
Citicorp
200,000,000	1.23	08/04/2003	199,768,611
200,000,000	1.21	08/11/2003	199,724,389
Financial Services
General Electric Capital International Funding
165,000,000	1.23	08/07/2003	164,791,412
114,954,000	1.24	08/08/2003	114,803,538
General Electric Capital Services, Inc.
100,000,000	1.27	08/19/2003	99,827,139
150,000,000	1.21	08/29/2003	149,702,542
Security and Commodity Brokers, Dealers and Services
Morgan Stanley Dean Witter & Co.
100,000,000	1.25	07/24/2003	99,920,139
Salomon Smith Barney Holdings, Inc.
100,000,000	1.22	07/11/2003	99,966,111
150,000,000	1.21	07/17/2003	149,919,333
100,000,000	1.20	08/08/2003	99,873,334

Total Commercial Paper and Corporate Obligations			$10,005,845,133

Bank and Medium-Term Notes—1.0%
Associates Corp. of North America
$51,920,000	5.75%	11/01/2003	$52,691,275
Bank of America, N.A.
100,500,000	3.66	09/29/2003	101,164,432
Bank One, N.A.
76,000,000	1.17	11/06/2003	75,999,765

Total Bank and Medium-Term Notes			$229,855,472

Medium-Term Note-Eurodollar#—0.4%
AIG FP Matched Funding
$100,000,000	1.26%	07/02/2003	$99,958,030

Total Medium-Term Note-Eurodollar			$99,958,030

Bankers Acceptance—0.2%
Wachovia Bank, N.A.
$40,000,000	1.15%	09/09/2003	$39,910,556

Total Bankers Acceptance			$39,910,556

Certificates of Deposit—6.8%
Bank One, N.A.
$250,000,000	1.29%	07/02/2003	$250,000,000
Chase Manhattan Bank, N.A.
400,000,000	1.25	07/22/2003	400,000,000
Citibank, N.A.
60,000,000	1.25	07/28/2003	60,000,000
200,000,000	1.22	08/19/2003	200,000,000
U.S. Bank, N.A.
175,000,000	1.31	07/07/2003	175,000,000
Wells Fargo Bank & Co.
260,000,000	1.21	08/04/2003	259,997,509
235,000,000	1.22	08/12/2003	234,999,546

Total Certificates of Deposit			$1,579,997,055

U.S. Government Agency Obligations—22.6%
Federal Home Loan Mortgage Corp.
$100,000,000	1.27%	07/17/2003	$99,943,556
200,000,000	1.14	08/29/2003	199,626,333
169,000,000	1.15	08/29/2003	168,681,482
85,000,000	1.08	09/11/2003	84,816,400
649,700,000	1.09	09/11/2003	648,290,151
34,175,000	1.06	10/24/2003	34,059,280
200,000,000	1.05	10/30/2003	199,294,167
260,865,000	1.05	10/31/2003	259,936,755
100,000,000	1.05	11/12/2003	99,609,167
135,915,000	6.38	11/17/2003	138,612,657
50,000,000	0.92	11/21/2003	49,817,278
100,000,000	1.02	11/21/2003	99,594,833
106,900,000	1.05	11/21/2003	106,454,138
99,000,000	1.00	12/04/2003	98,573,145
100,000,000	1.02	12/04/2003	99,558,000
200,000,000	1.24	12/04/2003	198,925,333
400,000,000	0.98	12/19/2003	398,138,000
146,750,000	0.91	12/30/2003	146,074,868

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
$415,000,000	1.27%	07/02/2003	$414,985,417
495,405,000	1.27	07/09/2003	495,265,620
350,000,000	1.08	09/10/2003	349,254,500
200,000,000	1.09	09/10/2003	199,570,056
154,965,000	1.18	10/01/2003	154,497,694
300,000,000	1.19	10/08/2003	299,022,375
20,577,000	1.05	11/12/2003	20,496,578
88,260,000	1.05	11/19/2003	87,897,031
105,094,000	1.05	11/26/2003	104,642,505

Total U.S. Government Agency Obligations			$5,255,637,319

Variable Rate Obligations#—12.7%
American Express Centurion Bank
$50,000,000	1.23%	07/11/2003	$50,000,000
100,000,000	1.04	07/24/2003	100,000,000
American Express Credit Corp.
70,000,000	1.35	07/07/2003	70,000,000
210,000,000	1.32	07/10/2003	210,020,442
50,000,000	1.19	07/17/2003	50,011,636
Bank One, N.A.
80,000,000	1.17	09/17/2003	80,020,270
BellSouth Telecommunications, Inc.
200,000,000	1.32	09/04/2003	200,000,000
General Electric Capital Corp.
65,000,000	1.51	07/01/2003	65,026,262
155,000,000	1.32	07/09/2003	155,000,000
75,000,000	1.14	07/21/2003	75,021,005
Jackson National Life Global Funding
130,000,000	1.17	07/21/2003	130,000,000
M & I Marshall & IIsley Bank
150,000,000	1.23	07/29/2003	149,962,535
Metropolitan Life Global Funding I
85,000,000	1.12	07/28/2003	85,000,000
Monumental Life Insurance Co.†
120,000,000	1.32	07/01/2003	120,000,000
55,000,000	1.49	07/01/2003	55,000,000
Morgan Stanley Dean Witter & Co.
435,000,000	1.39	07/01/2003	435,000,000
National City Bank of Indiana
180,000,000	1.09	09/15/2003	179,985,092
New York Life Insurance Co.†
75,000,000	1.36	07/01/2003	75,000,000
225,000,000	1.07	10/01/2003	225,000,000
Pacific Life Insurance Co.†
50,000,000	1.62	07/01/2003	50,000,000
SunAmerica Life Insurance Co.†
100,000,000	1.35	07/31/2003	100,000,000
Travelers Insurance Co.†
100,000,000	1.39	07/31/2003	100,000,000
Wachovia Bank, N.A.
190,000,000	1.17	07/01/2003	190,000,000

Total Variable Rate Obligations			$2,950,047,242

Total Investments before Repurchase Agreements			$20,161,250,807

Repurchase Agreements^*—13.5%
C.S. First Boston Corp.
$175,000,000	1.25%	07/01/2003	$175,000,000
Maturity Value: $175,006,076
Goldman, Sachs & Co.
50,000,000	1.10	07/01/2003	50,000,000
Maturity Value: $50,001,528
500,000,000	1.25	07/01/2003	500,000,000
Maturity Value: $500,017,361
Joint Repurchase Agreement Account I
45,300,000	1.07	07/01/2003	45,300,000
Maturity Value: $45,301,346
Joint Repurchase Agreement Account II
2,275,000,000	1.25	07/01/2003	2,275,000,000
Maturity Value: $2,275,078,993
Lehman Brothers Holdings, Inc.
50,000,000	1.23	07/01/2003	50,000,000
Maturity Value: $50,001,708
UBS LLC
49,600,000	1.05	07/01/2003	49,600,000
Maturity Value: $49,601,447

Total Repurchase Agreements			$3,144,900,000

Total Investments			$23,306,150,807

#	Variable or floating rate security index is based on either federal funds or LIBOR lending rate.
^	At June 30, 2003, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2003.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—38.1%
Asset Backed
Amstel Funding Corp.
$50,000,000	1.25%	08/05/2003	$49,939,236
75,000,000	1.24	08/06/2003	74,907,000
70,000,000	1.20	08/12/2003	69,902,000
25,000,000	1.23	08/15/2003	24,961,563
87,743,000	0.94	09/23/2003	87,550,550
Asset Portfolio Funding Corp.
55,533,000	0.94	09/22/2003	55,412,648
Asset Securitization Cooperative Corp.
44,000,000	1.22	08/06/2003	43,946,320
Atlantis One Funding Corp.
145,119,000	1.22	08/04/2003	144,951,791
50,000,000	1.20	08/07/2003	49,938,333
50,000,000	1.20	08/13/2003	49,928,333
Blue Ridge Asset Funding Corp.
50,000,000	1.25	07/11/2003	49,982,639
Citibank Credit Card Issuance Trust
100,000,000	1.00	08/19/2003	99,863,889
Edison Asset Securitization Corp.
50,000,000	1.25	07/11/2003	49,982,639
77,269,000	1.25	08/27/2003	77,116,072
34,029,000	1.20	09/18/2003	33,939,390
Fairway Finance Corp.
70,191,000	0.99	09/15/2003	70,044,301
Ford Credit Floor Plan Master Owner Trust A Series 2002-1
30,000,000	1.27	07/22/2003	29,977,775
75,000,000	1.27	07/24/2003	74,939,146
Nieuw Amsterdam Receivables Corp.
20,032,000	1.30	07/11/2003	20,024,766
65,000,000	1.25	07/28/2003	64,939,062
49,252,000	1.09	08/08/2003	49,195,333
Scaldis Capital LLC
96,175,000	1.25	07/15/2003	96,128,248
25,000,000	1.20	08/20/2003	24,958,334
Sheffield Receivables Corp.
91,461,000	1.12	11/21/2003	91,054,100
Windmill Funding Corp.
25,000,000	1.25	07/16/2003	24,986,979
Yorktown Capital, LLC
72,546,000	1.09	07/17/2003	72,510,855
Commercial Banks
Banco Santander Central Hispano SA
100,000,000	1.23	08/04/2003	99,884,306
50,000,000	1.19	08/22/2003	49,914,056
50,000,000	1.21	08/22/2003	49,912,611
50,000,000	1.21	09/03/2003	49,892,444
Banque Et Caisse D’Epargne De L’Etat Luxembourg
118,000,000	1.31	07/16/2003	117,935,837
150,000,000	1.13	08/15/2003	149,788,125
DePfa-Bank Europe PLC
100,000,000	1.26	07/24/2003	99,919,500
Hamburgische Landesbank Girozentrale
90,000,000	1.28	09/25/2003	89,725,875
50,000,000	1.28	10/09/2003	49,822,222
10,000,000	1.28	10/20/2003	9,960,534
HBOS Treasury Services PLC
50,000,000	1.25	07/16/2003	49,973,958
Landesbank Schleswig-Holstein Girozentrale
100,000,000	1.25	07/23/2003	99,923,611
90,600,000	1.21	08/07/2003	90,487,329
Norddeutsche Landesbank Girozentrale
50,000,000	1.25	07/11/2003	49,982,639
Norddeutsche Landesbank Luxembourg
75,000,000	1.22	07/11/2003	74,974,583
San Paolo U.S. Finance Corp.
55,540,000	1.24	07/02/2003	55,538,087
Societe General NA
55,000,000	1.22	07/08/2003	54,987,006
150,000,000	1.23	07/14/2003	149,933,646
60,000,000	1.13	11/03/2003	59,765,625
Standard Life Funding BV
100,000,000	1.23	08/15/2003	99,846,250
60,000,000	1.23	08/18/2003	59,901,600
25,000,000	0.95	11/25/2003	24,903,021
Westpac Capital Corp.
100,000,000	1.11	08/07/2003	99,885,917
Financial Services
General Electric Capital International Funding
200,000,000	1.26	07/24/2003	199,839,000
General Electric Capital Services, Inc.
100,000,000	1.27	08/19/2003	99,827,139
Insurance Carriers
General Electric Financial Assurances Holdings
75,000,000	0.93	10/28/2003	74,769,438
ING (U.S.) Funding LLC
70,000,000	1.22	08/18/2003	69,886,133
ING America Insurance Holdings
50,000,000	1.22	07/08/2003	49,988,139
Oil & Gas Exploration Services
TotalFinaElf Capital SA
100,000,000	1.26	08/15/2003	99,842,500
Savings Institutions
Alliance & Leicester PLC
25,000,000	1.22	07/14/2003	24,989,031
50,000,000	1.14	09/08/2003	49,890,750
100,000,000	0.92	09/23/2003	99,785,333

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Security and Commodity Brokers, Dealers and Services
KBC Finance Products International
$25,000,000	1.21%	08/06/2003	$24,969,750

Total Commercial Paper and Corporate Obligations			$4,111,727,297

Certificate of Deposit—0.9%
Landesbank Baden-Wuerttemberg
$100,000,000	1.32%	07/07/2003	$100,000,083

Total Certificate of Deposit			$100,000,083

Medium-Term Notes-Eurodollar—1.0%
Credit Agricole
$50,000,000	1.29%#	07/08/2003	$50,013,736
KFW International Finance, Inc.
30,000,000	5.00	11/03/2003	30,400,447
Nationwide Building Society
25,000,000	1.36#	07/23/2003	25,000,634

Total Medium-Term Notes-Eurodollar			$105,414,817

Certificates of Deposit-Eurodollar—11.7%
ABN Amro Bank NV
$100,000,000	1.16%	09/10/2003	$100,011,754
Barclays Bank PLC
100,000,000	1.24	07/14/2003	99,999,640
200,000,000	1.26	07/28/2003	200,000,000
50,000,000	1.18	09/17/2003	50,000,000
BNP Paribas SA
100,000,000	1.09	11/10/2003	100,003,650
DePfa-Bank Europe PLC
75,000,000	1.24	08/11/2003	75,000,000
40,000,000	0.94	11/24/2003	40,000,000
Deutsche Bank London
50,000,000	1.18	11/10/2003	50,010,759
HBOS Treasury Services PLC
100,000,000	1.22	07/14/2003	100,000,000
ING Bank NV
100,000,000	1.26	07/24/2003	100,000,000
Lloyds TSB Bank PLC
50,000,000	0.94	10/20/2003	50,001,514
Societe Generale
75,000,000	1.21	10/10/2003	75,004,150
50,000,000	1.25	10/16/2003	49,999,994
Unicredito Italiano SpA
50,000,000	1.22	07/14/2003	50,000,180
50,000,000	1.13	09/12/2003	49,992,922
Westdeutsche Landesbank
75,000,000	1.28	08/13/2003	75,000,000

Total Certificates of Deposit-Eurodollar			$1,265,024,563

Certificates of Deposit-Yankeedollar—6.4%
Bayerische Landesbank Girozentrale
$172,500,000	1.23%	10/29/2003	$172,585,018
Natexis Banques Populaires
100,000,000	1.25	07/02/2003	100,000,000
Svenska Handelsbanken AB
50,000,000	1.20	08/22/2003	49,999,997
Toronto-Dominion Bank
150,000,000	1.24	09/05/2003	150,038,221
150,000,000	1.16	09/10/2003	150,017,631
Westdeutsche Landesbank Girozentrale
65,000,000	2.21	08/08/2003	64,998,995

Total Certificates of Deposit-Yankeedollar			$687,639,862

U.S. Government Agency Obligations—8.0%
Federal Home Loan Mortgage Corp.
$144,444,000	1.19%	10/09/2003	$143,966,532
119,000,000	0.98	10/31/2003	118,604,788
100,702,000	0.98	11/17/2003	100,320,955
50,000,000	0.92	11/21/2003	49,817,278
175,000,000	1.02	12/04/2003	174,226,500
78,000,000	1.24	12/04/2003	77,580,880
100,000,000	1.00	12/05/2003	99,566,069
100,000,000	0.98	12/31/2003	99,504,375

Total U.S. Government Agency Obligations			$863,587,377

Variable Rate Obligations#—17.2%
American Express Credit Corp.
$30,000,000	1.35%	07/07/2003	$30,000,000
Bank of Nova Scotia
50,000,000	0.98	07/28/2003	49,985,886
Canadian Imperial Bank of Commerce
200,000,000	1.04	07/01/2003	199,961,332
Credit Agricole Indosuez
100,000,000	1.04	07/01/2003	99,980,666
37,000,000	0.97	07/25/2003	36,996,465
Deutsche Bank AG
100,000,000	1.05	07/01/2003	100,000,000
Deutshe Bank Financial
211,510,000	1.31	08/26/2003	211,602,677
General Electric Capital Corp.
75,000,000	1.32	07/09/2003	75,000,000
HBOS Treasury Services PLC
50,000,000	1.28	07/01/2003	50,054,622
75,000,000	1.28	08/20/2003	75,000,000
Landesbank Baden-Wuerttemberg
50,000,000	1.18	07/15/2003	50,012,584
Monumental Life Insurance Co.†
80,000,000	1.32	07/01/2003	80,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations (continued)
Natexis Banques Populaires
$100,000,000	1.36%	07/01/2003	$100,000,000
New York Life Insurance Co.†
65,000,000	1.36	07/01/2003	65,000,000
100,000,000	1.07	07/28/2003	100,000,000
Norddeutsche Landesbank Girozentrale
100,000,000	1.26	07/07/2003	99,981,309
Royal Bank of Canada
150,000,000	0.98	07/22/2003	149,986,281
Sheffield Receivables Corp.
145,000,000	1.06	07/21/2003	145,000,000
SunAmerica Life Insurance Co.†
50,000,000	1.37	07/01/2003	50,000,000
Westdeutsche Landesbank
50,000,000	1.02	07/21/2003	49,994,869
Westdeutsche Landesbank Girozentrale
35,000,000	1.05	07/01/2003	35,000,000

Total Variable Rate Obligations			$1,853,556,691

Time Deposit—6.9%
HBOS Treasury Services PLC
$100,000,000	1.38%	07/01/2003	$100,000,000
J.P. Morgan Chase & Co.
100,000,000	1.31	07/01/2003	100,000,000
National Australia Bank Ltd.
150,000,000	1.38	07/01/2003	150,000,000
Rabobank Nederland
200,000,000	1.35	07/01/2003	200,000,000
100,000,000	1.40	07/01/2003	100,000,000
Svenska Handelsbanken AB
100,000,000	1.38	07/01/2003	100,000,000

Total Time Deposit			$750,000,000

Total Investments before Repurchase Agreements			$9,736,950,690

Repurchase Agreements^*—9.8%
C.S. First Boston Corp.
$250,000,000	1.25%	07/01/2003	$250,000,000
Maturity Value: $250,008,681
Deutsche Bank
50,000,000	1.10	07/01/2003	50,000,000
Maturity Value: $50,001,528
Goldman, Sachs & Co.
50,000,000	1.10	07/01/2003	50,000,000
Maturity Value: $50,001,528
Joint Repurchase Agreement Account I
52,400,000	1.07	07/01/2003	52,400,000
Maturity Value: $52,401,557
Joint Repurchase Agreement Account II
650,000,000	1.25	07/01/2003	650,000,000
Maturity Value: $650,022,569
UBS LLC
11,600,000	1.05	07/01/2003	11,600,000
Maturity Value: $11,600,338

Total Repurchase Agreements			$1,064,000,000

Total Investments			$10,800,950,690

#	Variable or floating rate security index is based on federal funds, LIBOR or Prime lending rate.
^	At June 30, 2003, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2003.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—27.5%
United States Treasury Bills
$50,000,000	1.10%	07/03/2003	$49,996,944
50,000,000	1.13	07/10/2003	49,985,937
70,000,000	1.04	09/04/2003	69,868,556
400,000,000	0.91	09/11/2003	399,272,000
440,000,000	1.04	11/20/2003	438,195,022
250,000,000	0.91	12/11/2003	248,969,931
United States Treasury Note
100,000,000	5.75	08/15/2003	100,560,480

Total U.S. Treasury Obligations			$1,356,848,870

Total Investments before Repurchase Agreements			$1,356,848,870

Repurchase Agreements^*—72.6%
Bank of America, N.A.
$160,000,000	1.00%	07/01/2003	$160,000,000
Maturity Value: $160,004,444
Barclays Bank
250,000,000	1.15	08/15/2003	250,000,000
Maturity Value: $250,782,639
Dated: 05/09/03
C.S. First Boston Corp.
200,000,000	1.09	08/15/2003	200,000,000
Maturity Value: $200,526,833
Dated: 05/20/03
Deutsche Bank
200,000,000	1.13	08/04/2003	200,000,000
Maturity Value: $200,565,000
Dated: 05/06/03
Goldman, Sachs & Co.
175,000,000	1.10	07/01/2003	175,000,000
Maturity Value: $175,005,347
Greenwich Capital
160,000,000	1.10	07/01/2003	160,000,000
Maturity Value: $160,004,889
J.P. Morgan Chase & Co.
225,000,000	1.08	07/01/2003	225,000,000
Maturity Value: $225,006,750
Joint Repurchase Agreement Account I
1,771,800,000	1.07	07/01/2003	1,771,800,000
Maturity Value: $1,771,852,662
Lehman Brothers Holdings, Inc.
100,000,000	1.08	07/01/2003	100,000,000
Maturity Value: $100,003,000
Morgan Stanley Dean Witter & Co.
160,000,000	0.97	07/01/2003	160,000,000
Maturity Value: $160,004,311
UBS LLC
81,100,000	1.05	07/01/2003	81,100,000
Maturity Value: $81,102,365
100,000,000	1.16	07/10/2003	100,000,000
Maturity Value: $100,235,222
Dated: 04/28/03

Total Repurchase Agreements			$3,582,900,000

Total Investments			$4,939,748,870

^	At June 30, 2003, these agreements were fully collateralized by U.S. Treasury obligations.

*	Unless noted, all repurchase agreements were entered into on June 30, 2003.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—99.9%
United States Treasury Bills
$400,000	1.10%	07/03/2003	$399,976
6,400,000	1.00	07/10/2003	6,398,400
190,500,000	1.10	07/10/2003	190,447,612
2,000,000	0.80	07/17/2003	1,999,289
29,500,000	0.81	07/17/2003	29,489,445
150,000,000	0.80	07/24/2003	149,923,333
35,200,000	1.08	08/07/2003	35,161,109
77,200,000	1.02	08/21/2003	77,088,446
47,200,000	1.02	08/28/2003	47,122,435
100,000,000	1.10	08/28/2003	99,823,583
138,000,000	1.04	09/04/2003	137,740,867
93,600,000	0.82	09/11/2003	93,446,496
18,000,000	0.84	09/11/2003	17,969,760
14,200,000	0.80	09/18/2003	14,175,071
29,400,000	0.84	09/18/2003	29,346,129
75,000,000	0.86	09/18/2003	74,859,281
United States Treasury Note
100,000,000	3.88	07/31/2003	100,244,765

Total U.S. Treasury Obligations			$1,105,635,997

Total Investments			$1,105,635,997

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
June 30, 2003 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—64.2%
Federal Farm Credit Bank
$60,000,000	1.01	%#	07/01/2003	$59,993,435
50,000,000	1.05	#	07/16/2003	49,985,798
Federal Home Loan Bank
250,000,000	1.19	#	07/07/2003	249,951,042
75,000,000	1.14	#	07/14/2003	74,984,397
70,000,000	1.16	#	07/18/2003	69,998,710
30,000,000	0.91	#	07/28/2003	29,988,793
50,000,000	2.15		08/07/2003	49,999,937
75,000,000	1.15	#	08/11/2003	74,979,134
30,000,000	1.13	#	08/14/2003	29,998,847
60,000,000	1.15	#	08/25/2003	59,975,687
100,000,000	1.13	#	08/27/2003	99,949,382
50,000,000	1.11	#	09/04/2003	49,989,325
120,000,000	1.01	#	09/12/2003	119,971,416
75,000,000	0.94	#	09/29/2003	74,983,146
25,565,000	3.13		11/14/2003	25,725,684
30,550,000	6.38		11/14/2003	31,107,678
Federal Home Loan Mortgage Corp.
45,000,000	5.75		07/15/2003	45,077,054
140,000,000	1.08		09/17/2003	139,672,400
100,000,000	0.90		09/18/2003	99,802,500
10,000,000	1.08		11/14/2003	9,959,200
14,300,000	6.38		11/17/2003	14,564,747
50,000,000	1.02		11/21/2003	49,797,417
28,865,000	1.00		12/01/2003	28,742,324
30,000,000	5.00		01/15/2004	30,570,996
Federal National Mortgage Association
130,000,000	1.14		07/02/2003	129,995,883
125,000,000	0.97	#	07/21/2003	124,970,428
100,000,000	1.16	#	07/30/2003	99,972,559
50,000,000	1.13	#	08/01/2003	49,997,041
50,000,000	1.14	#	08/13/2003	49,983,274
45,000,000	1.20		09/03/2003	44,904,000
50,000,000	1.05	#	09/11/2003	49,987,161
105,850,000	1.19		10/01/2003	105,528,098
28,071,000	1.09		11/12/2003	27,957,110
55,850,000	3.13		11/17/2003	56,130,513
25,000,000	1.08		11/19/2003	24,894,250
30,000,000	1.00		11/26/2003	29,876,667
77,750,000	1.05		11/26/2003	77,414,379
50,000,000	1.29		12/18/2003	49,696,597
Student Loan Marketing Association
75,000,000	1.05	#	07/01/2003	74,992,232
6,800,000	2.25		07/02/2003	6,799,997
20,000,000	2.60		07/02/2003	20,000,040

Total U.S. Government Agency Obligations				$2,592,869,278

Total Investments before Repurchase Agreements				$2,592,869,278

Repurchase Agreements^*—35.7%
Deutsche Bank
113,000,000	1.20%		07/31/2003	113,000,000
Maturity Value: $113,293,800
Dated: 05/14/03
300,000,000	1.20		08/11/2003	300,000,000
Maturity Value: $300,900,000
Dated: 05/13/03
Goldman, Sachs & Co.
50,000,000	1.10		07/01/2003	50,000,000
Maturity Value: $50,001,528
300,000,000	1.21		07/01/2003	300,000,000
Maturity Value: $300,010,083
Joint Repurchase Agreement Account I
74,000,000	1.07		07/01/2003	74,000,000
Maturity Value: $74,002,199
Joint Repurchase Agreement Account II
300,000,000	1.25		07/01/2003	300,000,000
Maturity Value: $300,010,417
Lehman Brothers Holdings, Inc.
100,000,000	1.23		07/01/2003	100,000,000
Maturity Value: $100,003,417
UBS LLC
57,700,000	1.05		07/01/2003	57,700,000
Maturity Value: $57,701,683
150,000,000	1.18		07/29/2003	150,000,000
Maturity Value: $150,432,667
Dated: 05/02/03

Total Repurchase Agreements				$1,444,700,000

Total Investments				$4,037,569,278

#	Variable or floating rate security index is based on either U.S. Treasury Bill, LIBOR or Prime lending rate.
^	At June 30, 2003, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2003.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
June 30, 2003 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—98.9%
Federal Farm Credit Bank
$70,000,000	1.01	%#	07/01/2003	$69,992,341
75,000,000	1.02	#	07/01/2003	74,991,040
125,000,000	1.02	#	07/01/2003	124,975,433
500,000,000	1.16†		07/01/2003	500,000,000
100,000,000	1.21	#	07/01/2003	99,953,145
55,000,000	0.95		07/03/2003	54,997,097
100,000,000	1.22	#	07/03/2003	99,982,308
17,000,000	0.88		07/08/2003	16,997,091
100,000,000	1.16	#	07/10/2003	99,981,113
100,000,000	1.05	#	07/16/2003	99,971,595
50,000,000	0.88		07/17/2003	49,980,444
75,000,000	0.88		07/18/2003	74,968,833
25,000,000	0.88		07/21/2003	24,987,778
80,000,000	0.99	#	07/21/2003	79,980,494
75,000,000	0.87		07/22/2003	74,961,938
100,000,000	1.20		07/22/2003	99,930,000
110,000,000	0.92	#	07/24/2003	109,968,313
70,000,000	0.92	#	07/28/2003	69,984,065
100,000,000	0.95		07/28/2003	99,928,750
75,000,000	0.94		07/29/2003	74,945,167
50,000,000	1.20		08/01/2003	49,948,333
25,000,000	1.12		08/12/2003	24,967,333
50,000,000	1.12		08/20/2003	49,922,222
140,000,000	1.12	#	08/25/2003	139,983,187
75,000,000	1.21		08/25/2003	74,861,354
75,000,000	1.21		08/27/2003	74,856,313
100,000,000	1.22		09/29/2003	99,695,000
60,000,000	1.12		10/27/2003	59,779,733
30,000,000	0.85		11/17/2003	29,901,542
70,000,000	1.08		11/24/2003	69,693,400
Federal Home Loan Bank
33,800,000	1.13		07/02/2003	33,798,939
200,000,000	1.19	#	07/02/2003	199,986,186
100,000,000	0.92		07/07/2003	99,984,667
25,000,000	1.14	#	07/07/2003	24,988,897
28,800,000	1.16		07/07/2003	28,794,432
250,000,000	1.19	#	07/07/2003	249,951,042
67,800,000	0.96		07/09/2003	67,785,536
17,000,000	1.13		07/09/2003	16,995,731
120,000,000	0.96		07/11/2003	119,968,000
33,000,000	0.97		07/11/2003	32,991,108
142,000,000	1.14	#	07/14/2003	141,970,459
50,800,000	1.22		07/16/2003	50,774,283
238,850,000	0.91		07/18/2003	238,747,361
140,000,000	1.16	#	07/18/2003	139,997,419
96,300,000	0.87		07/23/2003	96,248,800
100,000,000	1.17		07/23/2003	99,928,500
120,000,000	1.18		07/23/2003	119,913,467
12,500,000	1.18		07/25/2003	12,490,167
35,000,000	0.91	#	07/28/2003	34,986,925
25,000,000	1.18		07/30/2003	24,976,236
100,000,000	1.14		08/01/2003	99,901,833
22,100,000	1.16		08/01/2003	22,077,925
135,000,000	1.11	#	08/07/2003	134,966,702
50,000,000	2.15		08/07/2003	49,999,937
150,000,000	1.15		08/08/2003	149,817,917
10,000,000	1.23		08/08/2003	9,987,016
100,000,000	1.15	#	08/11/2003	99,972,178
46,100,000	1.15		08/13/2003	46,036,677
50,000,000	1.13	#	08/14/2003	49,997,300
70,000,000	1.13		08/15/2003	69,901,125
31,918,000	1.02		08/22/2003	31,870,836
110,000,000	1.15	#	08/25/2003	109,955,426
75,000,000	1.13	#	08/27/2003	74,962,036
100,000,000	1.11	#	09/04/2003	99,978,650
200,000,000	0.99		09/05/2003	199,637,000
75,000,000	0.97		09/09/2003	74,858,542
30,000,000	0.90		09/10/2003	29,946,868
224,950,000	0.94		09/12/2003	224,521,220
30,000,000	1.01	#	09/12/2003	29,989,238
65,000,000	0.96	#	09/15/2003	64,994,731
146,735,000	5.13		09/15/2003	147,915,670
40,000,000	1.15		09/16/2003	39,901,611
199,600,000	0.95		09/17/2003	199,191,319
95,100,000	0.88		09/24/2003	94,902,403
50,000,000	1.15		10/08/2003	49,842,563
21,000,000	1.14		10/10/2003	20,932,835
26,000,000	1.23		10/20/2003	25,901,395
70,000,000	1.08		11/07/2003	69,729,100
75,000,000	3.13		11/14/2003	75,468,582
82,000,000	0.99		12/10/2003	81,636,535
105,000,000	5.38		01/05/2004	107,097,173
50,000,000	1.13		01/20/2004	49,681,403
40,000,000	1.25		06/18/2004	40,000,000
50,000,000	1.25		07/02/2004	50,000,000
Student Loan Marketing Association
100,000,000	1.05	#	07/01/2003	99,989,643
53,485,000	2.60		07/02/2003	53,485,107
400,000,000	1.18		07/25/2003	399,685,333
35,000,000	4.61		07/25/2003	35,064,877
25,000,000	4.63		07/25/2003	25,046,660
Tennessee Valley Authority
80,000,000	1.13		07/02/2003	79,997,489
47,000,000	1.18		07/09/2003	46,987,675
100,000,000	0.97		07/24/2003	99,938,028

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority (continued)
$50,000,000	1.13%	08/28/2003	$49,908,972

Total U.S. Government Agency Obligations			$8,126,041,047

U.S. Treasury Obligation—1.0%
United States Treasury Bill
$86,500,000	0.80%	07/10/2003	$86,482,700

Total U.S. Treasury Obligation			$86,482,700

Total Investments			$8,212,523,747

#	Variable or floating rate security index is based on either U.S. Treasury Bill, LIBOR or Prime lending rate.
†	Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.3%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$4,960,000	1.00%	07/03/2003	$4,960,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
15,900,000	1.00	07/01/2003	15,900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
8,500,000	1.10	07/01/2003	8,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
7,000,000	1.00	07/01/2003	7,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,600,000	1.00	07/01/2003	18,600,000
Huntsville Alabama GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
10,345,000	1.01	07/03/2003	10,345,000
Jefferson County Sewer Revenue Capital Improvement VRDN Series 2002 A (FGIC) (JP Morgan Chase SPA) (A-1+)
5,000,000	0.95	07/03/2003	5,000,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	1.14	07/03/2003	5,100,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1994 (A-1/VMIG1)
7,700,000	1.00	07/01/2003	7,700,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
7,400,000	1.00	07/02/2003	7,400,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
19,400,000	0.95	07/01/2003	19,400,000

			$109,905,000

Alaska—1.3%
Alaska State Housing Finance Corp. VRDN RB for Governmental Purposes Series 2001 A (MBIA) (A-1+)
$24,200,000	1.05%	07/03/2003	$24,200,000
Alaska State Housing Finance Corp. VRDN Series 2000 B (A-1+/VMIG1)
33,300,000	1.00	07/02/2003	33,300,000
Valdez Marine Terminal VRDN RB Refunding for Exxon Mobil Project Series 2001 (A-1+/VMIG1)
8,900,000	0.85	07/01/2003	8,900,000
Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 A (A-1+/VMIG1)
15,750,000	0.85	07/01/2003	15,750,000
Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 B (A-1+/VMIG1)
7,400,000	0.85	07/01/2003	7,400,000
Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 C (A-1+/VMIG1)
19,975,000	0.85	07/01/2003	19,975,000

			$109,525,000

Arizona—0.6%
Arizona State Transportation Board Highway VRDN RB ROCS RR II-R-4003 (Citigroup LOC) (VMIG1)
$5,200,000	1.05%	07/03/2003	$5,200,000
City of Phoenix Water CP (Dexia Guarantor) (A-1+)
12,000,000	1.05	10/06/2003	12,000,000
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (JP Morgan Chase SPA) (A-1+/VMIG1)
30,045,000	1.03	07/02/2003	30,045,000

			$47,245,000

California—5.9%
California Statewide Communities Development Authority TRANS Series 2003 A-3 Riverside (SP-1+/MIG1)
$20,600,000	2.00%>	06/30/2004	$20,828,042
Desert Sands California University School District TRANS (SP-1+)
5,000,000	1.50>	06/30/2004	5,029,650
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (JP Morgan Chase SPA/Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
16,355,000	0.95	07/03/2003	16,355,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding-Prop C-Second Senior Series 1993 A (MBIA) (Credit Local De France SPA) (A-1+/VMIG1)
21,500,000	0.85	07/03/2003	21,500,000
Los Angeles County Pension Obligation VRDN RB Refunding Series 1996 B (AMBAC) (Credit Local de France SPA) (A-1+/VMIG1)
9,450,000	0.85	07/02/2003	9,450,000
Los Angeles County Pension Obligation VRDN RB Refunding Series 1996 C (AMBAC) (Bank of Nova Scotia SPA) (A-1/VMIG1)
16,440,000	0.85	07/02/2003	16,440,000
Los Angeles Department Water & Power Waterworks VRDN RB Subseries 2001 B-2 Dexia Public Finance SPA) (A-1+/VMIG1)
6,000,000	0.85	07/01/2003	6,000,000
Los Angeles Department Water & Power Waterworks VRDN RB Subseries 2001 B-4 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,900,000	0.90	07/03/2003	4,900,000
Los Angeles Unified School District GO TRANS Series 2003 A (SP-1+/MIG1)
53,000,000	2.00>	07/01/2004	53,561,800

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Unified School District GO TRANS Series 2003 B (SP-1+/MIG1)
$14,000,000	1.50%>	07/01/2004	$14,078,960
Los Angeles Unified School District GO VRDN Merlots Series 2003 B34 (FSA) (Wachovia Bank SPA) (VMIG1)
6,235,000	1.04	07/02/2003	6,235,000
Los Angeles Wastewater Systems RB (Toronto-Dominion Bank SPA/Westdeutsche Landesbank SPA) (A-1+)
5,000,000	1.10	08/08/2003	5,000,000
Los Angeles Water & Power VRDN RB for Power Systems Subseries 2002 A-3 (Bayerische Landesbank SPA/BNP Paribas SPA/ Dexia Credit Local SPA/ JP Morgan Chase SPA/ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
12,300,000	0.90	07/03/2003	12,300,000
Los Angeles Water & Power VRDN RB for Power Systems Subseries 2002 A-4 (Bayerische Landesbank SPA/ BNP Paribas SPA/ Dexia Credit Local SPA/ JP Morgan Chase SPA/ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
15,200,000	0.90	07/03/2003	15,200,000
Los Angeles Water & Power VRDN RB Subseries 2001 B-5 (Landesbank Hessen-Thueringen SPA/ Toronto-Dominion Bank SPA) (A-1/VMIG1)
18,000,000	1.05	07/03/2003	18,000,000
Los Angeles Water & Power VRDN RB Subseries 2001 B-6 (Bayerische Landesbank SPA/Dexia Credit Local SPA/JP Morgan Chase SPA/Westdeutsche Landesbank SPA/State Street Corp. SPA) (A-1+/VMIG1)
15,100,000	0.97	07/01/2003	15,100,000
Los Angeles Water & Power VRDN RB Subseries 2001 B-8 (Bank of America SPA) (A-1+/VMIG1)
5,700,000	1.05	07/03/2003	5,700,000
M-S-R Public Power Agency VRDN RB Refunding for San Juan Project Subordinate Lien Series 1997 D (MBIA) (JP Morgan Chase SPA) (A-1+/VMIG1)
8,900,000	1.05	07/03/2003	8,900,000
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
8,000,000	0.85	07/01/2003	8,000,000
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2000 B-4 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
23,200,000	0.85	07/02/2003	23,200,000
New Haven Unified School District GO TRANS Series 2003 (SP-1+)
6,000,000	2.00>	07/14/2004	6,065,220
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1992 (Bank of America SPA) (A-1+/VMIG1)
3,650,000	0.95	07/01/2003	3,650,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
10,500,000	1.07	07/02/2003	10,500,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
8,600,000	1.07	07/02/2003	8,600,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/VMIG1)
6,000,000	1.07	07/02/2003	6,000,000
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/F-1+)
40,215,000	0.95	07/02/2003	40,215,000
Santa Barbara County Schools Financing Authority TRANS Series 2003 (MIG1)
19,725,000	2.00>	06/30/2004	19,953,218
Santa Cruz County GO TRANS Series 2003 (SP-1+/MIG1)
13,900,000	2.00>	07/01/2004	14,048,313
South Coast Local Educational Agencies TRANS Series 2003 (MIG1)
46,375,000	2.00>	06/30/2004	46,925,471
Southern California Public Power Authority Transmission Project VRDN RB SuB-Refunding for Southern Transmission Series 1991 (AMBAC) (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
42,000,000	0.85	07/02/2003	42,000,000
Southern California Public Power Authority VRDN RB Refunding for Palo Verde Project Series 1996 C (AMBAC) (JP Morgan Chase SPA) (A-1+/VMIG1)
5,350,000	0.85	07/02/2003	5,350,000

			$489,085,674

Colorado—1.9%
Adams & Arapahoe Countys School District NOO 28J Aurora GO VRDN ROCS RR II-R-2015 (FSA) (Citigroup) (VMIG1)
$5,405,000	1.05%	07/03/2003	$5,405,000
Colorado Health Facilities Authority VRDN RB Refunding for Sisters of Charity (JP Morgan Chase SPA) (A-1+/VMIG1)
30,900,000	1.00	07/02/2003	30,900,000
Colorado Springs Utilities VRDN RB Sub Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
54,600,000	0.85	07/03/2003	54,600,000
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch SPA) (A-1)
5,145,000	1.03	07/03/2003	5,145,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase SPA) (A-1+/VMIG1)
13,200,000	0.95	07/02/2003	13,200,000
Regional Transportation District Company VRDN Transit Vehicles Project Series 2002 A (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
16,500,000	0.95	07/03/2003	16,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Regional Transportation District COPS for Transit Vehicles Project Series 2002 A (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
$5,000,000	1.10%	07/07/2003	$5,000,000
7,000,000	0.90	12/05/2003	7,000,000
10,000,000	1.05	12/05/2003	10,000,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)
7,290,000	1.03	07/03/2003	7,290,000

			$155,040,000

Florida—5.4%
Broward County MF Hsg. VRDN RB for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
$2,500,000	1.02%	07/03/2003	$2,500,000
Broward County MF Hsg. VRDN RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	1.08	07/03/2003	9,600,000
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	1.08	07/03/2003	6,000,000
Eagle Tax Exempt Trust GO VRDN Weekly Participation Certificate 20026006 CL B (MBIA) (Citibank SPA) (A-1+)
7,880,000	1.05	07/03/2003	7,880,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010901 (Citibank SPA) (A-1+)
26,850,000	1.05	07/03/2003	26,850,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank SPA) (A-1+)
1,500,000	1.05	07/03/2003	1,500,000
Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (Citibank SPA) (A-1+)
24,750,000	1.05	07/03/2003	24,750,000
Florida Local Government Financing Commission Pooled CP Notes Series A (Wachovia LOC) (A-1)
17,749,000	1.05	08/14/2003	17,749,000
8,625,000	1.10	09/09/2003	8,625,000
12,750,000	0.90	10/08/2003	12,750,000
Florida State Board of Education GO VRDN P-Floats-PT 1685 Series 2003 (Merrill Lynch SPA) (A-1)
6,140,000	1.03	07/03/2003	6,140,000
Florida State Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch SPA) (A-1)
8,585,000	1.03	07/03/2003	8,585,000
Jackson County VRDN PCRB RB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	1.00	07/01/2003	1,930,000
Jacksonville Electric Authority VRDN RB Electric Systems Sub-Series 2000 F (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
61,000,000	1.00	07/01/2003	61,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
19,600,000	1.00	07/01/2003	19,600,000
Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,650,000	1.00	07/01/2003	13,650,000
Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2001 B (Bank of America SPA) (A-1/VMIG1)
27,250,000	1.00	07/01/2003	27,250,000
Jacksonville Electric CP Series C-1 (JP Morgan Chase SPA) (A-1+)
5,000,000	1.05	08/12/2003	5,000,000
Jacksonville Electric Series C (A-1+)
4,500,000	1.05	07/16/2003	4,500,000
Jacksonville Electric Water & Sewer CP Series 2001 D (Dexia Credit Local SPA) (A-1)
18,000,000	1.10	07/02/2003	18,000,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project Series 2001 (First Union National Bank LOC) (A-1)
39,015,000	1.00	07/03/2003	39,015,000
Jacksonville Health Facilities CP Refunding for St. Lukes Hospital Association Series 2001 A (A-1+)
20,000,000	1.05	08/05/2003	20,000,000
Jacksonville Health Facilities CP Refunding for St. Lukes Hospital Association Series 2001 B (A-1+)
15,500,000	1.00	08/13/2003	15,500,000
Kissimmee Utility Authority CP (Bank of Nova Scotia SPA) (P-1)
5,000,000	0.95	08/08/2003	5,000,000
11,500,000	1.10	08/20/2003	11,500,000
20,000,000	1.00	09/03/2003	20,000,000
Lakeland Energy Systems VRDN RB Refunding (Suntrust Bank SPA) (A-1+/VMIG1)
24,360,000	0.95	07/02/2003	24,360,000
Miami Dade County School Board VRDN COPS ROCS RR II-R-5004 Series 2003 (FGIC) (Citigroup Global Market SPA) (VMIG1)
6,345,000	1.12	07/03/2003	6,345,000
Orlando Utilities Community Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
10,500,000	0.90	07/02/2003	10,500,000
Sunshine State Government Finance Commission CP Series F (A-1+)
16,000,000	0.95	08/15/2003	16,000,000

			$452,079,000

Georgia—3.4%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
$2,120,000	1.00%	07/01/2003	$2,120,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Appling County IDA VRDN PCRB for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/VMIG1)
$18,500,000	0.95%	07/01/2003	$18,500,000
Burke County IDA VRDN PCRB for Georgia Power Co. Plant Vogtle First Series 1992 (VMIG1)
9,155,000	1.00	07/01/2003	9,155,000
Burke County IDA VRDN PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (Dexia Credit Local SPA) (A-1+/VMIG1)
47,494,000	0.95	07/02/2003	47,494,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	1.00	07/01/2003	8,330,000
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
4,080,000	1.00	07/02/2003	4,080,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
10,970,000	0.95	07/02/2003	10,970,000
Floyd County Development Authority VRDN PCRB for Georgia Power Co. Plant Hammond Project Series 1996 (A-1/VMIG1)
8,680,000	1.00	07/01/2003	8,680,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
30,365,000	1.00	07/02/2003	30,365,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Eagle Class Series 20026022 (Citibank SPA) (A-1+)
14,760,000	1.05	07/03/2003	14,760,000
Metropolitan Atlanta Rapid Transit Georgia Tax VRDN Series 2000 A (Westdeutsche Landesbank LOC/Bayerische Landesbank LOC) (A-1+/VMIG1)
41,180,000	1.05	07/02/2003	41,180,000
Metropolitan Atlanta Rapid Transit Georgia Tax VRDN Series 2000 B (Westdeutsche Landesbank LOC/Bayerische Landesbank LOC) (A-1+/VMIG1)
20,150,000	0.90	07/02/2003	20,150,000
Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank LOC) (A-1/VMIG1)
47,000,000	0.95	07/02/2003	47,000,000
Municipal Electric Authority of Georgia VRDN RB Sub-Series 1985 B (Landesbank Hessen-Thueringen LOC) (A-1/VMIG1)
2,200,000	0.90	07/02/2003	2,200,000
Putnam County IDA VRDN PCRB for Georgia Power Co. Pollution Project Branch Series 1998 (A-1)
12,325,000	0.95	07/01/2003	12,325,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	1.00	07/01/2003	2,785,000

			$280,094,000

Hawaii—0.2%
Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
$16,300,000	0.90%	07/02/2003	$16,300,000

Idaho—0.2%
Idaho State GO TANS (SP-1+/MIG1)
$16,000,000	2.00%>	06/30/2004	$16,189,920

Illinois—8.9%
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 20011301 Class A (FGIC) (Citibank SPA) (A-1+)
$8,910,000	1.05%	07/03/2003	$8,910,000
Chicago Illinois GO VRDN for Neighborhoods Alive 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
108,700,000	0.95	07/03/2003	108,700,000
Chicago Illinois GO VRDN ROCS RR II-R-1060 (MBIA) (Salomon Smith Barney SPA) (VMIG1)
5,455,000	1.05	07/03/2003	5,455,000
Chicago Illinois GO VRDN Series 2002 B (FGIC) (Landesbank Baden SPA) (A-1+/VMIG1)
14,000,000	0.98	07/03/2003	14,000,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN for Capital Improvement Series 2003 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
35,000,000	0.90	07/02/2003	35,000,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America SPA/Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
80,825,000	0.90	07/02/2003	80,825,000
Chicago Illinois Wastewater Transmission VRDN RB Merlots Series 2001 A125 (MBIA) (Wachovia Bank SPA) (VMIG1)
3,995,000	1.08	07/02/2003	3,995,000
Chicago Illinois Water VRDN RB Second Lien Series 1999 (Bank One, N.A. LOC) (A-1/VMIG1)
4,380,000	1.00	07/02/2003	4,380,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
10,000,000	0.95	07/03/2003	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
22,100,000	0.95	07/03/2003	22,100,000
Cook County Illinois GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)
8,920,000	1.03	07/03/2003	8,920,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Cook County Illinois GO VRDN P-Floats-PT 1809 Series 2003 (FGIC) (Westdeutsche Landesbank SPA) (A-1+)
$5,435,000	1.03%	07/03/2003	$5,435,000
Cook County Illinois VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
32,000,000	1.09	07/02/2003	32,000,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America SPA) (VMIG1)
4,900,000	1.00	07/03/2003	4,900,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America SPA) (VMIG1)
18,500,000	1.00	07/03/2003	18,500,000
Evanston GO VRDN Recreation Center Project Series 2000 C (Bank of America SPA) (VMIG1)
5,400,000	1.00	07/03/2003	5,400,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
5,940,000	1.00	07/03/2003	5,940,000
Illinois GO Eagle Tax-Exempt Trust Series 96C 1301 (Citibank SPA) (A-1+)
5,000,000	1.05	07/03/2003	5,000,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1/VMIG1)
39,600,000	1.05	07/02/2003	39,600,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1/VMIG1)
40,325,000	1.05	07/02/2003	40,325,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (Bank One, N.A. LOC) (A-1/VMIG1)
14,000,000	0.95	07/02/2003	14,000,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
20,125,000	0.98	07/01/2003	20,125,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank, N.A. SPA) (A-1/VMIG1)
5,450,000	0.99	07/02/2003	5,450,000
Illinois State GO (SP-1+/MIG1)
24,000,000	2.00	01/15/2004	24,134,773
16,000,000	1.50	03/15/2004	16,062,612
65,000,000	2.00	04/15/2004	65,519,783
Illinois State GO Eagle Tax-Exempt Trust Series 95C 1305 Class A COPS (FGIC) (Citibank SPA) (A-1+/VMIG1)
14,850,000	1.05	07/03/2003	14,850,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch SPA)
10,375,000	1.03	07/03/2003	10,375,000
Illinois State GO VRDN ROCS Series II-R-1007 (MBIA) (Salomon Smith Barney SPA) (VMIG1)
11,800,000	1.05	07/03/2003	11,800,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A102 (Wachovia Bank SPA) (A-1+)
13,115,000	1.08	07/02/2003	13,115,000
Illinois State Toll Highway Priority VRDN Refunding Series 1993 B (MBIA) (Societe Generale LOC) (A-1+/VMIG1)
44,800,000	0.90	07/02/2003	44,800,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floater-PT 1450 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)
7,890,000	1.03	07/03/2003	7,890,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floating Rate Receipts Series 2003 SG-165 (A-1+)
17,500,000	1.03	07/03/2003	17,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 20001307 Class A (FGIC) (Citibank SPA) (A-1)
19,205,000	1.05	07/03/2003	19,205,000
Village of Sauget VRDN PCRB Refunding for Monsanto Co. Project Series 1992 (P-1)
1,000,000	1.05	07/02/2003	1,000,000
Village of Sauget VRDN PCRB Refunding for Monsanto Co. Project Series 1993 (P-1)
1,900,000	1.05	07/02/2003	1,900,000

			$747,112,168

Indiana—0.7%
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (Citibank SPA) (A-1+)
$12,915,000	1.05%	07/03/2003	$12,915,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (Citibank SPA) (A-1+)
19,800,000	1.05	07/03/2003	19,800,000
Indiana TFA Highway VRDN RB P-Floats-PT 808 (AMBAC) (Svenska Handelsbanken SPA) (F-1+)
10,350,000	1.03	07/03/2003	10,350,000
Indianapolis Bond Bank Eagle Tax-Exempt Trust Series 20021401 Class A (Citibank SPA) (A-1+)
18,165,000	1.05	07/03/2003	18,165,000

			$61,230,000

Iowa—0.7%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	1.10%	07/02/2003	$2,400,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (Northern Trust/Landesbank HSA) (A-1+/VMIG1)
45,240,000	0.95	07/03/2003	45,240,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Iowa (continued)
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
$12,500,000	0.99%	07/03/2003	$12,500,000

			$60,140,000

Kansas—0.3%
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
$8,500,000	0.96%	07/02/2003	$8,500,000
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (Kansas State LOC) (A-1+/VMIG1)
10,500,000	0.96	07/02/2003	10,500,000
Sedgwick County Unified School District No. 259 Wichita GO VRDN P-Floats-PT 813 Series 2003 (FSA) (Landesbank Hessen-Thueringen) (F-1+)
8,205,000	1.03	07/03/2003	8,205,000

			$27,205,000

Kentucky—1.2%
Kentucky Development Finance Authority Hospital VRDN RB Floater-PT 625 (FGIC) (Banque Nationale Paris SPA) (A-1)
$22,245,000	1.03%	07/03/2003	$22,245,000
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
13,358,000	1.00	07/02/2003	13,358,000
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank SPA) (A-1+)
2,500,000	1.05	07/03/2003	2,500,000
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drainage Systems VRDN RB Series 2003 A (FSA) (Bank One, N.A. SPA) (A-1/VMIG1)
55,000,000	0.90	07/02/2003	55,000,000
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drainage Systems VRDN RB Series 2003 B (FSA) (Bank One, N.A. SPA) (A-1/VMIG1)
7,000,000	0.90	07/02/2003	7,000,000

			$100,103,000

Louisiana—2.0%
Ascension Parish VRDN PCRB Refunding for Shell Oil Co. (A-1+/VMIG1)
$9,000,000	0.90%	07/01/2003	$9,000,000
East Baton Rouge Parish VRDN PCRB Refunding for Exxon Mobil Corp. Project (A-1+/P-1)
26,600,000	0.95	07/01/2003	26,600,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop, Inc. (Suntrust Bank Nashville LOC/SPA) (A-1+/VMIG1)
8,000,000	1.00	07/02/2003	8,000,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1997 A Loop, Inc. (Bank One, N.A. LOC) (A-1/VMIG1)
5,950,000	0.90	07/01/2003	5,950,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop, Inc. (Suntrust Bank LOC) (A-1+)
11,800,000	1.00	07/01/2003	11,800,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
8,925,000	1.05	07/02/2003	8,925,000
New Orleans Aviation Board VRDN Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
54,715,000	1.05	07/02/2003	54,715,000
Saint Charles Parish VRDN PCRB Refunding for Shell Oil Co. Project Series 1995 (A-1+/VMIG1)
14,100,000	1.00	07/01/2003	14,100,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	0.95	07/02/2003	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
11,800,000	0.95	07/02/2003	11,800,000

			$170,390,000

Maine—0.5%
Maine State GO TANS Series 2003 (SP-1+/MIG1)
$38,500,000	1.75%>	06/30/2004	$38,861,515

Maryland—0.2%
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch SPA) (A-1)
$4,930,000	1.03%	07/03/2003	$4,930,000
Washington Suburban Sanitation District GO VRDN BANS Series 2003 B (Bank of America SPA) (VMIG1)
5,000,000	1.00	07/02/2003	5,000,000
Washington Suburban Sanitation District VRDN BANS Series 2001 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,000,000	1.00	07/02/2003	4,000,000

			$13,930,000

Massachusetts—6.0%
Massachusetts Bay Transport Authority GO VRDN General Transportation System (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$97,500,000	0.95%	07/02/2003	$97,500,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
10,000,000	0.96	07/03/2003	10,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$73,300,000	0.90%	07/03/2003	$73,300,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (First National Bank LOC) (VMIG1)
31,700,000	0.95	07/01/2003	31,700,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-3 (JP Morgan Chase SPA) (A-1+/VMIG1)
43,000,000	1.00	07/03/2003	43,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-4 (Bank One, N.A. SPA) (A-1/VMIG1)
25,000,000	0.90	07/03/2003	25,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-6 (A-1+/VMIG1)
15,315,000	0.95	07/01/2003	15,315,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
43,700,000	0.95	07/02/2003	43,700,000
Massachusetts VRDN GO Series 1998 B (Toronto-Dominion Bank SPA) (A-1/VMIG1)
59,350,000	0.90	07/03/2003	59,350,000
Massachusetts Water Resources Authority Series 1999 (State Street Corp. LOC) (A-1+)
15,500,000	1.05	08/19/2003	15,500,000
16,000,000	1.05	08/21/2003	16,000,000
4,000,000	0.98	09/04/2003	4,000,000
Massachusetts Water Resources Authority VRDN RB for Multi-Modal-Refunding-Sub-General Series 1997 A (AMBAC) (Bank of Nova Scotia SPA) (A-1/VMIG1)
15,900,000	0.90	07/02/2003	15,900,000
Massachusetts Water Resources Authority VRDN RB for Multi-Modal-Refunding-Sub-General Series 1998 D (FGIC) (A-1+/VMIG1)
25,260,000	0.90	07/02/2003	25,260,000
Massachusetts Water Resources Authority VRDN RB for Multi-Modal-Refunding-Sub-General Series 1999 B (Helaba LOC) (A-1+/VMIG1)
28,900,000	0.90	07/02/2003	28,900,000

			$504,425,000

Michigan—4.3%
Detroit Sewer Disposal VRDN RB Senior Lien Series 2003 B (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
$20,000,000	0.90%	07/01/2003	$20,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One, N.A. SPA) (A-1/VMIG1)
15,000,000	1.00	07/02/2003	15,000,000
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (Citibank SPA) (A-1+)
16,000,000	1.05	07/03/2003	16,000,000
Michigan Municipal Bond Authority RANS Series 2002 C-1 (SP-1+)
81,825,000	2.25	08/22/2003	81,922,654
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (Merrill Lynch SPA) (A-1)
8,750,000	1.03	07/03/2003	8,750,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (Merrill Lynch SPA) (A-1)
6,605,000	1.03	07/03/2003	6,605,000
Michigan State GO (SP-1+/MIG1)
55,275,000	1.50	09/30/2003	55,342,697
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (JP Morgan Chase SPA/Northern Trust SPA) (A-1/VMIG1)
78,500,000	0.95	07/03/2003	78,500,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A (Citibank SPA) (A-1+)
30,165,000	1.05	07/03/2003	30,165,000
Michigan State University VRDN RB General Series 2002 A (Dexia Credit Local SPA) (A-1+/VMIG1)
5,400,000	0.90	07/01/2003	5,400,000
State of Michigan (A-1+)
18,000,000	1.06	10/06/2003	18,000,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
16,860,000	0.95	07/03/2003	16,860,000
Walled Lake Consolidated School District GO VRDN P-Floats-PT 1711 Series 2003 (Q-SBLF) (Merrill Lynch SPA) (A-1+)
10,530,000	1.03	07/03/2003	10,530,000

			$363,075,351

Minnesota—1.3%
City of Rochester CP Health Care Facilities Mayo Foundation Series 2001 A (Wachovia Bank SPA) (A-1)
$25,000,000	1.03%	09/08/2003	$25,000,000
City of Rochester Mayo Foundation Series 2000 B (SP-1+)
9,000,000	1.05	08/18/2003	9,000,000
City of Rochester Mayo Foundation Series 2001 C (A-1)
5,000,000	1.05	08/18/2003	5,000,000
Elk River Independent School District #728 GO VRDN ROCS Series II-R-183 (FSA) (Salomon Smith Barney SPA) (VMIG1)
9,175,000	1.05	07/03/2003	9,175,000
Minnesota State Eagle Tax-Exempt Trust Series 20012301 Class A (Citibank SPA) (A-1+)
3,300,000	1.05	07/03/2003	3,300,000
Minnesota State GO Refunding for Various Purposes Series 1998 (AAA)
7,000,000	5.00	06/01/2004	7,255,097

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)
Rochester Health Care Facilities CP RB for Mayo Foundation/ Mayo Medical Center Series 1992 A (A-1+)
$3,800,000	1.05%	08/05/2003	$3,800,000
8,000,000	1.05	08/18/2003	8,000,000
University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/VMIG1)
40,535,000	1.10	07/02/2003	40,535,000

			$111,065,097

Mississippi—0.6%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1992 (VMIG1)
$5,500,000	0.90%	07/01/2003	$5,500,000
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
17,900,000	0.90	07/01/2003	17,900,000
Mississippi State GO Eagle Tax-Exempt Trust Series 20012402 Class A (Citibank SPA) (A-1+)
11,000,000	1.05	07/03/2003	11,000,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA-CR) (Wachovia Bank SPA) (VMIG1)
15,665,000	1.08	07/02/2003	15,665,000

			$50,065,000

Missouri—1.2%
Bi State Development Agency Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$12,000,000	0.95%	07/02/2003	$12,000,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch SPA) (F-1+)
7,000,000	1.03	07/03/2003	7,000,000
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto Co. Project Series 1993 (P-1)
1,500,000	1.00	07/02/2003	1,500,000
Missouri Health & Educational Facilities Authority VRDN RB for Medical Research Facilities-Stowers Institution (MBIA) (JP Morgan Chase SPA) (A-1+/VMIG1)
34,500,000	0.95	07/03/2003	34,500,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,235,000	0.95	07/01/2003	7,235,000
Missouri Health & Educational Facility Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase SPA) (A-1+/VMIG1)
13,250,000	0.95	07/02/2003	13,250,000
Missouri State Health & Educational Facility Authority VRDN RB for Medical Research Facilities-Stowers (MBIA) (Toronto-Dominion Bank SPA) (A-1+/VMIG1)
22,300,000	0.95	07/03/2003	22,300,000

			$97,785,000

Nebraska—0.0%
Nebraska Educational Finance Authority VRDN RB Refunding for Creighton University Project Series 2003 (AMBAC) (U.S. Bank NA SPA) (VMIG1)
$2,700,000	1.00%	07/01/2003	$2,700,000

Nevada—0.4%
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (Citibank SPA) (A-1+)
$1,000,000	1.05%	07/03/2003	$1,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 962803 Class A (FGIC) (Citibank SPA) (A-1+)
8,345,000	1.05	07/03/2003	8,345,000
Clark County Nevada School District GO VRDN Series 2001 B (FSA) (Bayerische Landesbank SPA) (A-1+/VMIG1)
9,900,000	0.86	07/01/2003	9,900,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch SPA) (A-1)
11,060,000	1.03	07/03/2003	11,060,000
University of Nevada VRDN RB ROCS RR-II-R 5001 Series 2003 (FGIC) (Citigroup Global Market SPA) (VMIG1)
5,820,000	1.12	07/03/2003	5,820,000

			$36,125,000

New Hampshire—1.2%
New Hampshire Health & Educational Facilities Authority VRDN RB for Dartmouth College Series 2003 (JP Morgan Chase SPA) (A-1+/VMIG1)
$70,425,000	1.00%	07/02/2003	$70,425,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy (Northern Trust SPA) (A-1+/VMIG1)
12,000,000	0.99	07/03/2003	12,000,000
New Hampshire State GO Floater-PT 1845 Series 2003 (Merrill Lynch SPA) (F-1+)
8,880,000	1.03	07/03/2003	8,880,000
New Hampshire State GO CP Series 2000 A (A-1+)
6,500,000	0.90	07/15/2003	6,500,000

			$97,805,000

New Mexico—0.7%
Albuquerque NM GO Series 2003 B (AA/Aa3)
$7,250,000	2.50%>	07/01/2004	$7,354,907

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
Albuquerque NM VRDN RB Refunding (MBIA) (Bank of America SPA) (A-1+/VMIG1)
$8,775,000	1.00%	07/02/2003	$8,775,000
Farmington NM VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 B (Barclays Bank PLC LOC) (A-1+/P-1)
6,300,000	0.90	07/01/2003	6,300,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch SPA) (A-1)
11,585,000	1.03	07/03/2003	11,585,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,800,000	1.00	07/02/2003	2,800,000
University of New Mexico VRDN RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
20,980,000	1.04	07/02/2003	20,980,000

			$57,794,907

New York—16.3%
City of Rochester Unified (A-1)
$9,000,000	1.03%	09/09/2003	$9,000,000
Lindenhurst Unified Free School District TANS Series 2003 (MIG1)
2,000,000	1.50>	06/24/2004	2,010,880
Long Island Power Authority 3/A2-Series CP1 (JP Morgan Chase LOC/ Bayerische Landesbank LOC/ BNP Paribas LOC/ State Street Corp. LOC) (A-1+/P1)
15,700,000	0.95	02/09/2004	15,700,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2A (Westdeutsche Landesbank LOC/ State Street Corp. LOC) (A-1+)
8,000,000	0.95	07/02/2003	8,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3A (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
5,000,000	0.90	07/02/2003	5,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
10,800,000	0.95	07/01/2003	10,800,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN P-Floats-PT 656 Series 2000 A (FGIC) (Merrill Lynch SPA) (A-1)
2,625,000	1.01	07/03/2003	2,625,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022303 Class A (FSA) (Citibank SPA) (A-1+)
9,155,000	1.01	07/03/2003	9,155,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022304 Class A (FGIC) (Citibank SPA) (A-1+)
14,290,000	1.01	07/03/2003	14,290,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022305 Class A (FSA) (Citibank SPA) (A-1+)
6,470,000	1.01	07/03/2003	6,470,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank SPA) (VMIG1)
11,175,000	1.04	07/02/2003	11,175,000
Metropolitan Transportation Authority VRDN RB Refunding for Transportation Series 2002 G-1 (AMBAC) (Bank of Nova Scotia SPA) (A-1+/VMIG1)
40,460,000	0.96	07/03/2003	40,460,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor (JP Morgan Chase SPA) (A-1+)
19,100,000	1.00	07/01/2003	19,100,000
New York City GO VRDN Series 1994 B Subseries B6 (MBIA) (Bank of Nova Scotia SPA) (A-1/VMIG1)
5,800,000	0.95	07/01/2003	5,800,000
New York City GO VRDN Subseries 1993 A-10 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
7,435,000	0.95	07/01/2003	7,435,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
18,200,000	0.90	07/02/2003	18,200,000
New York City GO VRDN Subseries 2002 C-3 (BNP Paribas LOC) (A-1+/VMIG1)
25,000,000	0.90	07/02/2003	25,000,000
New York City GO VRDN Subseries 2002 C-4 (BNP Paribas LOC) (A-1+/VMIG1)
52,600,000	0.90	07/02/2003	52,600,000
New York City GO VRDN Subseries 2002 C-5 (Bank of New York LOC) (A-1+/VMIG1)
63,300,000	0.90	07/02/2003	63,300,000
New York City Municipal Water CP (Westdeutsche Landesbank LOC/ Bayerische Landesbank LOC) (A-1+)
27,000,000	0.95	09/05/2003	27,000,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Fiscal 2003 Subseries 2002 C-3 (Bank of New York SPA) (A-1+/VMIG1)
8,500,000	0.85	07/01/2003	8,500,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 1992 C (FGIC)) (FGIC-SPI SPA) (A-1+/VMIG1)
14,410,000	0.90	07/01/2003	14,410,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 1993 C (FGIC) (FGIC-SPI SPA) (A-1+/VMIG1)
28,000,000	0.90	07/01/2003	28,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 1995 A (FGIC) (FGIC-SPI SPA) (A-1+/VMIG1)
$29,150,000	0.95%	07/01/2003	$29,150,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 2000 C (Dexia Credit Local SPA) (A-1+/VMIG1)
20,225,000	0.95	07/01/2003	20,225,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 2003 F Subseries F-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
31,105,000	0.95	07/01/2003	31,105,000
New York City Transitional Finance Authority BANS Series 1 (SP-1+/MIG1)
38,500,000	2.50	11/06/2003	38,619,949
New York City Transitional Finance Authority Eagle Tax Exempt Trust Series 20003203 Class A COPS (Citibank SPA) (A-1+)
2,890,000	1.01	07/03/2003	2,890,000
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (AA+)
18,855,000	2.50	08/01/2003	18,871,988
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subseries 2002 C2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,300,000	0.98	07/01/2003	8,300,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002 3 Subseries 3 B (Bank of New York SPA) (A-1+/VMIG1)
8,600,000	1.10	07/01/2003	8,600,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 C (Bank of New York SPA) (A-1+/VMIG1)
71,100,000	0.96	07/02/2003	71,100,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 Subseries 3 E (Bank of New York SPA) (A-1+/VMIG1)
3,100,000	0.98	07/01/2003	3,100,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 Subseries 3 F (Bank of New York SPA) (A-1+/VMIG1)
26,200,000	0.98	07/01/2003	26,200,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 Subseries 3 G (Bank of New York SPA) (A-1+/VMIG1)
9,000,000	0.95	07/02/2003	9,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 Subseries 3 H (Bank of New York SPA) (A-1+/VMIG1)
20,844,000	0.95	07/01/2003	20,844,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
27,420,000	0.90	07/02/2003	27,420,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2002 C4 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
22,120,000	0.95	07/01/2003	22,120,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank SPA) (VMIG1)
13,565,000	1.04	07/02/2003	13,565,000
New York City Water CP Finance Series 5B (Westdeutsche Landesbank LOC/ Bayerische Landesbank LOC) (A-1+)
10,500,000	1.05	07/17/2003	10,500,000
New York City Water Credit Suisse Series 4 (Westdeutsche Landesbank LOC)
7,000,000	1.05	07/17/2003	7,000,000
New York State Dormitory Authority VRDN RB Refunding for Cornell University Series 1990 B (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
5,300,000	1.00	07/01/2003	5,300,000
New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 96C 3204 COPS (Citibank SPA) (A-1+)
9,300,000	1.01	07/03/2003	9,300,000
New York State Environmental GO CP Series 1998 A (JP Morgan Chase LOC/ Bayerische Landesbank LOC/ Landesbank Hessen-Thueringen LOC) (A-1+)
21,500,000	1.05	08/06/2003	21,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank LOC) (A-1+)
18,500,000	0.90	07/02/2003	18,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
5,800,000	0.90	07/02/2003	5,800,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 D (State Street Corp. LOC) (A-1+)
10,000,000	0.90	07/02/2003	10,000,000
New York State Housing Finance Agency Service VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank LOC) (A-1+)
9,000,000	1.05	07/02/2003	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A (Fleet National Bank LOC) (VMIG1)
38,800,000	1.05	07/02/2003	38,800,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
7,200,000	0.95	07/02/2003	7,200,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for Housing 10 Liberty Street Series 2003 (Fleet National Bank LOC) (VMIG1)
$10,100,000	0.95%	07/02/2003	$10,100,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2003 A-BV (FGIC) (Dexia Credit Local SPA) (A-1+)
3,800,000	0.93	07/02/2003	3,800,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 3V (FGIC) (Landesbank Baden-Wurttm SPA) (A-1+/Aaa)
15,000,000	1.05	07/02/2003	15,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (A-1/VMIG1)
6,400,000	0.92	07/02/2003	6,400,000
New York State Power Authority CP (A-1)
19,766,000	1.05	09/12/2003	19,766,000
New York State Power Authority VRDN RB Subseries 2000 1 (A-1/VMIG1)
13,000,000	0.95	07/02/2003	13,000,000
New York State Power Authority VRDN RB Subseries 2000 5 (A-1/VMIG1)
13,100,000	0.95	07/02/2003	13,100,000
New York State Thruway Authority General Revenue CP Series 2001 (Landesbank Hessen-Thueringen LOC) (A-1+)
15,000,000	1.00	07/16/2003	15,000,000
New York State Thruway CP 01 (A-1)
14,500,000	1.05	10/14/2003	14,500,000
New York State Urban Development Corp. RB Floating Rate Receipts Series 2003 SG 164 (A-1+)
11,500,000	0.98	07/03/2003	11,500,000
New York Water Authority CP Series 6 (Landesbank) (A-1+)
15,000,000	1.00	07/23/2003	15,000,000
Port Authority New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (JP Morgan Chase SPA) (A-1+/VMIG1)
11,900,000	0.90	07/01/2003	11,900,000
Rockland County GO RANS (SP-1+/MIG1)
15,000,000	2.00	02/26/2004	15,087,327
Suffolk County GO TANS 2002 (SP-1+/MIG1)
4,445,000	2.50	09/09/2003	4,453,643
Suffolk County GO TANS 2003 (SP-1+/MIG1)
23,000,000	2.00	08/14/2003	23,025,960
Three Villages Central School District Brookhaven & Smithtown TANS Series 2003 (MIG1)
4,500,000	1.50>	06/30/2004	4,529,205
Triborough Bridge & Tunnel Authority Special Obligation VRDN RB Refunding Series 2000 C (FSA) (JP Morgan Chase SPA/ Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
62,610,000	0.90	07/02/2003	62,610,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 B (AMBAC) (State Street Corp. SPA) (A-1+/VMIG1)
2,600,000	0.90	07/02/2003	2,600,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
120,700,000	0.90	07/02/2003	120,700,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2003 A 26 (AMBAC) (Wachovia Bank SPA) (VMIG1)
10,400,000	1.04	07/02/2003	10,400,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for General Purpose Series 2003 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
36,180,000	1.00	07/03/2003	36,180,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2000 D (FSA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
18,165,000	0.90	07/02/2003	18,165,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
14,400,000	0.85	07/03/2003	14,400,000

			$1,359,258,952

North Carolina—2.5%
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America SPA) (A-1+/VMIG1)
$18,800,000	0.97%	07/03/2003	$18,800,000
North Carolina Health Care Facilities VRDN RB Wakemed Project Series 1999 (Wachovia Bank LOC) (A-1)
17,795,000	1.00	07/03/2003	17,795,000
North Carolina Medical Care Community Hospital VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank SPA) (A-1/VMIG1)
28,760,000	0.97	07/02/2003	28,760,000
North Carolina Medical Care Community Hospital VRDN RB for Duke University Hospital Series 1985 B (Wachovia Bank SPA) (A-1/VMIG1)
24,500,000	1.00	07/03/2003	24,500,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
33,870,000	0.85	07/02/2003	33,870,000
North Carolina State GO VRDN Refunding for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA) (A-1+/MIG1)
7,170,000	0.90	07/02/2003	7,170,000
North Carolina State GO VRDN Refunding Series 2002 F (Landesbank Baden Wurttm SPA) (A-1+/VMIG1)
38,520,000	0.95	07/02/2003	38,520,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina State Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
$6,000,000	0.90%	07/02/2003	$6,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,525,000	1.00	07/01/2003	4,525,000
University of North Carolina VRDN RB ROCS RR II-R-222 Series 2003 (Salomon Smith Barney SPA) (VMIG1)
5,480,000	1.05	07/03/2003	5,480,000
Wilmington GO VRDN Refunding (Wachovia Bank SPA) (A-1/VMIG1)
6,425,000	0.95	07/02/2003	6,425,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
9,100,000	0.95	07/02/2003	9,100,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 C (Dexia Credit Local SPA) (A-1+/VMIG1)
4,985,000	1.00	07/02/2003	4,985,000

			$205,930,000

Ohio—1.8%
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase SPA/Bayerische Landesbank SPA) (A-1+/VMIG1)
$74,550,000	0.95%	07/03/2003	$74,550,000
Hamilton County Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
24,353,000	1.00	07/02/2003	24,353,000
Hamilton County Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 F (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
3,230,000	1.00	07/02/2003	3,230,000
Ohio State Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
35,115,000	0.95	07/02/2003	35,115,000
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
3,885,000	0.99	07/02/2003	3,885,000
Ohio State Water Development Authority VRDN RB Refunding for Water Development Pure Water Series 2002 B (MBIA) (State Street Corp. SPA) (A-1+/VMIG1)
10,000,000	0.90	07/02/2003	10,000,000

			$151,133,000

Oklahoma—0.3%
Oklahoma State GO VRDN Floater-PT-1879 Series 2003 (FGIC) (Merrill Lynch SPA)
$10,000,000	1.03%	07/03/2003	$10,000,000
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project (AMBAC) (Dexia Credit Local SPA) (VMIG1)
15,500,000	1.02	07/03/2003	15,500,000

			$25,500,000

Oregon—1.3%
Oregon State GO VRDN Series 1985 73 H (Bayerische Landesbank SPA) (A-1+/VMIG1)
$63,200,000	1.00%	07/02/2003	$63,200,000
Tri-County Metropolitan Transportation District VRDN RB for Interstate Max Project Series 2001 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
47,150,000	0.85	07/03/2003	47,150,000

			$110,350,000

Pennsylvania—2.7%
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Health System Series 1990 A (MBIA) (JP Morgan Chase SPA) (A-1+/VMIG1)
$16,930,000	0.95%	07/03/2003	$16,930,000
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Health System Series 1990 D (MBIA) (JP Morgan Chase SPA) (A-1+/VMIG1)
3,360,000	0.95	07/03/2003	3,360,000
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (Citibank SPA) (A-1+)
15,030,000	1.05	07/03/2003	15,030,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project (AMBAC) (A-1)
11,725,000	1.00	07/02/2003	11,725,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank SPA) (A-1/VMIG1)
3,455,000	1.00	07/02/2003	3,455,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia SPA) (A-1+)
28,540,000	1.00	07/02/2003	28,540,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase SPA) (A-1+/VMIG1)
38,000,000	0.99	07/03/2003	38,000,000
Pennsylvania State University VRDN RB Series 2002 A (Toronto-Dominion Bank SPA) (A-1+/VMIG1)
18,900,000	1.00	07/03/2003	18,900,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
12,500,000	0.95	07/02/2003	12,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
$10,185,000	0.95%	07/02/2003	$10,185,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
31,380,000	1.00	07/03/2003	31,380,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2002 A (JP Morgan Chase SPA/Westdeutsche Landesbak SPA) (A-1+/VMIG1)
12,000,000	0.97	07/01/2003	12,000,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2002 B (JP Morgan Chase SPA/Westdeutsche Landesbank SPA) (A-1+/VMIG1)
6,900,000	0.98	07/01/2003	6,900,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2002 C (MBIA) (JP Morgan Chase SPA) (A-1+/VMIG1)
5,000,000	0.98	07/01/2003	5,000,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2002 D (MBIA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
4,300,000	0.98	07/01/2003	4,300,000
Temple University of the Commonwealth Systems of Higher Education RB for University Funding Obligation (MIG1)
10,425,000	1.20	05/04/2004	10,425,000

			$228,630,000

Puerto Rico—2.1%
Puerto Rico Government Development Bank CP (A-1+)
$25,482,000	1.05%	07/10/2003	$25,482,000
8,000,000	1.10	07/10/2003	8,000,000
25,437,000	1.05	07/17/2003	25,437,000
13,705,000	1.05	07/18/2003	13,705,000
9,459,000	1.05	07/24/2003	9,459,000
13,254,000	1.10	07/29/2003	13,254,000
7,685,000	1.10	07/31/2003	7,685,000
3,074,000	1.05	08/06/2003	3,074,000
17,030,000	1.05	08/08/2003	17,030,000
18,185,000	1.00	08/11/2003	18,185,000
5,710,000	1.00	08/26/2003	5,710,000
13,202,000	0.95	09/09/2003	13,202,000
15,705,000	0.90	09/19/2003	15,705,000

			$175,928,000

Rhode Island—0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch SPA) (A-1+)
$5,175,000	1.03%	07/03/2003	$5,175,000
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Educational Facilities—Brown Series 2001 B (A-1+/VMIG1)
1,660,000	0.90	07/03/2003	1,660,000

			$6,835,000

South Carolina—1.2%
Charleston County School District GO TANS (MIG1)
$43,800,000	1.25%>	04/14/2004	$43,956,804
South Carolina Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank SPA) (A-1+)
7,000,000	1.05	07/03/2003	7,000,000
South Carolina Public Service Authority CP Series 2002 (Bank of Nova Scotia LOC/ Toronto-Dominion Bank LOC) (A-1+)
7,700,000	0.95	08/08/2003	7,700,000
23,500,000	0.95	08/12/2003	23,500,000
3,500,000	1.00	08/13/2003	3,500,000
South Carolina Public Service Authority VRDN RB P-Floats-PT-1877 Series 2003 (AMBAC) (Merrill Lynch SPA) (AAA)
6,000,000	1.03	07/03/2003	6,000,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch SPA) (A-1+)
6,805,000	0.99	07/03/2003	6,805,000

			$98,461,804

Tennessee—1.8%
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank SPA) (A-1+/P-1)
$12,500,000	1.05%	07/18/2003	$12,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
35,990,000	1.00	07/03/2003	35,990,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2002 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
4,300,000	0.93	07/01/2003	4,300,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
35,155,000	1.00	07/03/2003	35,155,000
Sevier County Public Building Authority VRDN RB for Local Government Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen Giro LOC) (VMIG1)
26,700,000	1.01	07/03/2003	26,700,000
Shelby Eagle Tax-Exempt Trust Series 20014202 Class A COPS (Citibank SPA) (A-1+)
17,000,000	1.05	07/03/2003	17,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+)
$18,800,000	1.05%	08/12/2003	$18,800,000

			$150,445,000

Texas—14.5%
Austin Texas VRDN P-Floats-PT 1517 Series 2002 (Merrill Lynch SPA) (A-1+)
$12,085,000	1.03%	07/03/2003	$12,085,000
City of Houston CP Notes (A-1+/P-1)
24,000,000	0.90	09/05/2003	24,000,000
City of Houston CP Series B (A-1+)
5,000,000	0.85	09/04/2003	5,000,000
10,000,000	0.90	09/04/2003	10,000,000
City of Houston CP Series E (Bank of America) (A-1+)
5,500,000	0.85	08/26/2003	5,500,000
City of Houston Texas Water & Sewer System CP Notes Series A (Bayerische Landesbank LOC/Westdeutsche Landesbank LOC) (A-1+/P-1)
18,000,000	1.15	07/08/2003	18,000,000
10,000,000	1.00	07/09/2003	10,000,000
12,000,000	1.05	07/09/2003	12,000,000
25,000,000	1.15	07/09/2003	25,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 105 (Societe Generale SPA) (A-1+)
19,170,000	1.03	07/03/2003	19,170,000
Clear Creek Texas Independent School District GO VRDN ROCS RR II-R-1022 (PSF-GTD) (Citigroup Global Market Holding, Inc.) (A-1+)
10,165,000	1.05	07/03/2003	10,165,000
Coastal Bend Health Facilities Development Corp. VRDN Updates Series 1998 B (AMBAC) (Bank One, N.A. SPA) (SP-1+/VMIG1)
26,800,000	1.08	07/02/2003	26,800,000
Cypress Fairbanks Texas Independent School District VRDN Merlots Series 2001 A129 (Wachovia Bank SPA) (A-1)
9,990,000	1.08	07/02/2003	9,990,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1+)
5,485,000	1.03	07/03/2003	5,485,000
Dallas Texas Waterworks & Sewer System RB Refunding Series 2002 (Aa2)
6,500,000	3.00	10/01/2003	6,530,146
Dallas Water Utility CP (JP Morgan) (A-1+)
16,000,000	0.85	10/10/2003	16,000,000
5,775,000	0.85	12/05/2003	5,775,000
5,000,000	1.00	12/05/2003	5,000,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Amoco Oil Co. Project Series 1992 (A-1+/VMIG1)
37,790,000	0.85	07/01/2003	37,790,000
Harris County GO VRDN Sub Lien Toll Road Series 1994 B (JP Morgan Chase SPA) (A-1+/VMIG1)
18,600,000	1.10	07/02/2003	18,600,000
Harris County GO VRDN Sub Lien Toll Road Series 1994 C (JP Morgan Chase SPA) (A-1+/VMIG1)
4,800,000	1.10	07/02/2003	4,800,000
Harris County GO VRDN Sub Lien Toll Road Series 1994 E (JP Morgan Chase SPA) (A-1+/VMIG1)
5,075,000	1.10	07/02/2003	5,075,000
Harris County GO VRDN Sub Lien Toll Road Series 1994 F (JP Morgan Chase SPA) (A-1+/VMIG1)
19,300,000	1.10	07/02/2003	19,300,000
Harris County GO VRDN RB Toll Road Sub Lien Series 1994 G (JP Morgan Chase SPA) (A-1+/VMIG1)
24,000,000	1.00	07/02/2003	24,000,000
Harris County GO VRDN RB Toll Road Sub Lien Series 1994 H (JP Morgan Chase SPA) (A-1+/VMIG1)
27,200,000	1.00	07/02/2003	27,200,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital (A-1+)
165,200,000	0.95	07/01/2003	165,200,000
Harris County Health Facilities Development Corp. VRDN RB for St. Lukes Episcopal Hospital Series 2001 B (JP Morgan Chase SPA/Bayerische Landesbank SPA/Northern Trust SPA/Bank of America SPA) (A-1+)
120,420,000	0.95	07/01/2003	120,420,000
Harris County IDRB VRDN PCRB Refunding for Shell Oil Co. Project Series 1997 (A-1+/VMIG1)
37,600,000	0.95	07/01/2003	37,600,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Mobil Corp. (A-1+)
19,850,000	0.95	07/01/2003	19,850,000
Houston Texas GO Series C (JP Morgan) (A-1+)
8,350,000	0.90	08/13/2003	8,350,000
Houston Texas GO VRDN P-Floats-PT 1817 Series 2003 (FSA) (Westdeutsche Landesbank SPA) (A-1+)
5,485,000	1.03	07/03/2003	5,485,000
Houston Texas GO VRDN ROCS RR II-R-1048 (MBIA) (Salomon Smith Barney SPA) (VMIG1)
10,375,000	1.05	07/03/2003	10,375,000
Houston Texas Higher Education Finance Corporation (A-1+)
10,000,000	1.05	08/13/2003	10,000,000
4,300,000	1.10	08/14/2003	4,300,000
11,500,000	1.05	09/10/2003	11,500,000
Lower Colorado River Authority (A-1+)
11,000,000	1.00	09/04/2003	11,000,000
12,500,000	0.90	10/02/2003	12,500,000
Red River Texas Education Financing VRDN RB for Texas Christian University Project Series 2000 (VMIG1)
28,100,000	1.05	07/02/2003	28,100,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
$6,000,000	1.00%	07/10/2003	$6,000,000
9,200,000	1.08	07/21/2003	9,200,000
25,000,000	1.05	08/20/2003	25,000,000
5,000,000	1.05	08/21/2003	5,000,000
14,400,000	0.98	09/04/2003	14,400,000
5,000,000	0.95	09/08/2003	5,000,000
15,900,000	1.03	09/08/2003	15,900,000
10,000,000	0.99	09/09/2003	10,000,000
3,500,000	1.00	09/09/2003	3,500,000
32,600,000	0.99	09/10/2003	32,600,000
San Antonio Electric & Gas VRDN RB Systems Junior Lien Series 2003 (Bank of America SPA) (A-1+/VMIG1)
10,000,000	1.10	07/02/2003	10,000,000
San Antonio Water Systems CP Series 1995 (Westdeutsche Landesbank Baden-Wuert LOC) (A-1+/P-1)
8,750,000	1.05	07/09/2003	8,750,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1+)
6,590,000	1.03	07/03/2003	6,590,000
Texas A & M University CP Series 2002 (A-1+)
5,000,000	0.95	08/13/2003	5,000,000
4,000,000	0.93	12/04/2003	4,000,000
Texas A & M University Permanent Series B (A-1+)
19,000,000	1.10	08/07/2003	19,000,000
Texas Public Finance Authority CP, Series 2002 (A-1+)
6,365,000	1.10	07/21/2003	6,365,000
11,000,000	1.00	11/05/2003	11,000,000
Texas State P-Floats-PT-1895 Series 2003 (Westdeutsche Landesbaden (A-1+)
5,515,000	1.03	07/03/2003	5,515,000
Texas State GO Refunding for Public Finance Authority Series 2002 (AA)
7,000,000	5.00	10/01/2003	7,068,740
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch SPA) (A-1+)
6,820,000	1.03	07/03/2003	6,820,000
Texas State TRANS (SP-1+/MIG1)
165,800,000	2.75	08/29/2003	166,142,906
University of Texas VRDN RB P-Floats-PT 1698 Series 2003 A (Merrill Lynch SPA) (A-1)
3,000,000	1.03	07/03/2003	3,000,000
West Calhoun County Development VRDN RB for Updates-Sohio Chemical Corp. Project Series 1985 (A-1+)
15,600,000	0.98	07/01/2003	15,600,000

			$1,209,396,792

Utah—1.4%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (JP Morgan Chase SPA) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$27,410,000	0.99%	07/02/2003	$27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,640,000	0.99	07/02/2003	14,640,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,925,000	0.99	07/02/2003	14,925,000
Salt Lake County Utah TRANS Series 2003
6,000,000	1.50>	12/30/2003	6,019,560
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1+/VMIG1)
11,120,000	1.05	07/02/2003	11,120,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
3,800,000	0.95	07/01/2003	3,800,000
Utah State GO VRDN ROCS RR II-R-225 Series 2003 (Salomon Smith Barney SPA) (VMIG1)
6,995,000	1.05	07/03/2003	6,995,000
Utah State GO VRDN Series 1999 C (Toronto-Dominion Bank SPA) (A-1+/VMIG1)
13,950,000	0.85	07/03/2003	13,950,000
Utah Transit Authority Sales Tax VRDN RB Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
7,500,000	0.90	07/03/2003	7,500,000
Utah Water Finance Agency VRDN RB Series 2002 A1 (AMBAC) (JP Morgan Chase SPA) (VMIG1)
8,345,000	1.07	07/02/2003	8,345,000

			$114,704,560

Virginia—1.5%
Chesapeake Virginia GO Refunding (AA)
$6,170,000	5.00%	12/01/2003	$6,269,373
Fairfax County Virginia GO Refunding for Public Improvements Series 2001 A (AAA)
4,000,000	4.50	06/01/2004	4,134,874
Fairfax County Virginia GO Series 2003 B (AA+)
9,765,000	2.00	06/01/2004	9,851,872
Fairfax County Virginia IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
54,850,000	0.95	07/02/2003	54,850,000
Loudoun County Virginia IDA VRDN RB for Howard Hughes Medical Institution Series 2003 D (A-1+/VMIG1)
19,965,000	1.00	07/02/2003	19,965,000
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health System Series 2002 B (JP Morgan Chase SPA) (A-1+/VMIG1)
20,800,000	1.00	07/01/2003	20,800,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia (continued)
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2000 (AA+)
$9,220,000	5.75%	02/01/2004	$9,470,062
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
3,000,000	1.00	07/02/2003	3,000,000

			$128,341,181

Washington—3.3%
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank SPA) (VMIG1)
$8,825,000	1.08%	07/02/2003	$8,825,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 D-3-1 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
42,665,000	0.90	07/02/2003	42,665,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JP Morgan Chase LOC) (A-1+/VMIG1)
23,400,000	0.95	07/02/2003	23,400,000
Grant County Public Utility District Eagle Trust Series 20014702 Class A (FSA) (A-1+)
8,810,000	1.05	07/03/2003	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch SPA) (A-1+)
5,245,000	1.03	07/03/2003	5,245,000
King County School District No. 401 Highline Public Schools GO VRDN PT 1423 (FGIC) (Merrill Lynch SPA) (A-1+)
11,190,000	1.03	07/03/2003	11,190,000
King County Sewer RB CP Series 2002 A (Bayerische Landesbank SPA) (A-1)
15,000,000	1.00	07/29/2003	15,000,000
State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (Citibank SPA) (A-1+)
12,000,000	1.05	07/03/2003	12,000,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank SPA) (VMIG1)
13,890,000	1.08	07/02/2003	13,890,000
Washington Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase SPA) (A-1+/VMIG1)
12,000,000	1.00	07/02/2003	12,000,000
Washington Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
4,980,000	0.90	07/02/2003	4,980,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (MBIA) (Merrill Lynch SPA) (A-1+)
19,865,000	1.03	07/03/2003	19,865,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (FSA) (Citibank SPA) (A-1+)
10,060,000	1.05	07/03/2003	10,060,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (MBIA) (Citibank SPA) (A-1+)
6,915,000	1.05	07/03/2003	6,915,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (Citibank SPA) (A-1+)
6,500,000	1.05	07/03/2003	6,500,000
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (Citibank SPA) (A-1+)
8,525,000	1.05	07/03/2003	8,525,000
Washington State GO VRDN for Merlots Series 2002 A57 (MBIA) (Wachovia Bank SPA) (VMIG1)
20,655,000	1.08	07/02/2003	20,655,000
Washington State GO VRDN for Merlots Series 2002 A65 (MBIA) (Wachovia Bank SPA) (VMIG1)
7,635,000	1.08	07/02/2003	7,635,000
Washington State GO VRDN for Merlots Series 2003 B23 (MBIA) (Wachovia Bank SPA) (VMIG1)
18,200,000	1.08	07/02/2003	18,200,000
Washington State GO VRDN P-Floats-PT 1407 Series 2002 (Merrill Lynch SPA) (A-1+)
7,515,000	1.03	07/03/2003	7,515,000
Washington State GO VRDN P-Floats-PT 775 Series 2003 (FSA-CR) (Svenska Handelsbanken SPA) (A-1+)
2,310,000	1.06	07/03/2003	2,310,000
Washington State P-Floats-PT 1781 Series 2003 (AAA)
7,050,000	1.03	07/03/2003	7,050,000

			$273,235,000

West Virginia—0.1%
Marshall County VRDN PCRB Updates-Mountaineer Carbon Co. (A-1+/Aa1)
$12,500,000	0.98%	07/01/2003	$12,500,000

Wisconsin—0.7%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (Citibank SPA) (A-1)
$10,300,000	1.05%	07/03/2003	$10,300,000
Southeast Professional Baseball Park District Sales Tax Revenue VRDN P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1+)
5,500,000	1.03	07/03/2003	5,500,000
Wisconsin Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank SPA) (A-1+)
7,615,000	1.05	07/03/2003	7,615,000
Wisconsin School Districts Cash Flow Management Program TRANS COPS Series 2002 B-1 (U.S. Bank, N.A. LOC) (MIG1)
6,500,000	2.00	10/30/2003	6,515,356

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin (continued)
Wisconsin School Districts Cash Flow Management Program TRANS COPS Series 2002 B-2 (MIG1)
$6,000,000	2.00%	10/30/2003	$6,014,174
Wisconsin State GO VRDN Floater-PT 1507 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1+)
5,865,000	1.03	07/03/2003	5,865,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care Series 1999 C (Bank One LOC) (A-1)
18,500,000	0.99	07/02/2003	18,500,000

			$60,309,530

Wyoming—1.0%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1992 (Aa2/P-1)
$2,600,000	0.90%	07/01/2003	$2,600,000
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
30,350,000	0.90	07/01/2003	30,350,000
Wyoming State Education Fund TRANS (SP-1+)
50,000,000	1.50>	06/29/2004	50,345,000

			$83,295,000

Total Investments			$8,609,529,451

>	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

________________________________________________________________________________
Investment Abbreviations:
AMBAC —Insured by American Municipal Bond Assurance Corp.
BANS  —Bond Anticipation Notes
COPS   —Certificates of Participation
CP     —Commercial Paper
CR     —Custodial Receipts
FGIC   —Insured by Financial Guaranty Insurance Co.
FHLMC —Insured by Federal Home Loan Mortgage Corp.
FNMA  —Insured by Federal National Mortgage Association
FSA    —Insured by Financial Security Assurance Co.
GO     —General Obligation
IDA    —Industrial Development Authority
IDB    —Industrial Development Bond
IDRB   —Industrial Development Revenue Bond
LOC    —Letter of Credit
MBIA   —Insured by Municipal Bond Investors Assurance
MF Hsg —Multi-Family Housing
PCRB   —Pollution Control Revenue Bond
PSF-GTD —Guaranteed by Permanent School Fund
Q-SBLF —Qualified School Bond Loan Fund
RANS  —Revenue Anticipation Notes
RB     —Revenue Bond
ROCS   —Reset Option Certificates
SPA    —Stand-by-Purchase Agreement
SPI     —Securities Purchase Inc.
TANS   —Tax Anticipation Notes
TFA    —Transportation Finance Authority
TRANS —Tax Revenue Anticipation Notes
VRDN  —Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2003 (Unaudited)

	Prime
	Obligations	Money Market
	Fund	Fund

Assets:
Investment in securities, at value based on amortized cost	$20,161,250,807	$9,736,950,690
Repurchase Agreements	3,144,900,000	1,064,000,000
Cash	16,352	7,296
Receivables:
Interest	11,089,855	9,785,386
Fund shares sold	—	730,409
Reimbursement from adviser	—	—
Other assets	161,483	128,634

Total assets	23,317,418,497	10,811,602,415

Liabilities:
Payables:
Investment securities purchased	—	—
Income distribution	10,548,460	4,027,812
Fund shares repurchased	14,747,855	166,886
Amounts owed to affiliates	3,403,508	1,480,638
Accrued expenses and other liabilities	1,601,063	448,416

Total liabilities	30,300,886	6,123,752

Net Assets:
Paid-in capital	23,287,117,611	10,805,478,663
Accumulated net realized gain on investment transactions	—	—

Net assets	$23,287,117,611	$10,805,478,663

Net asset value, offering and redemption price per share:	$1.00	$1.00

Shares outstanding:
FST Shares	17,221,004,645	9,921,556,546
FST Select Shares	83,288,765	42,536,834
FST Preferred Shares	1,617,001,388	97,783,122
FST Capital Shares	250,742,065	26,072,506
FST Administration Shares	3,181,440,839	384,782,292
FST Service Shares	933,639,909	332,747,363

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	23,287,117,611	10,805,478,663

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

$1,356,848,870	$1,105,635,997	$2,592,869,278	$8,212,523,747	$8,609,529,451
3,582,900,000	—	1,444,700,000	—	—
83,726	53,611	41,038	38,411	85,834,188
3,480,103	1,616,367	6,136,961	11,223,035	18,717,522
—	—	6,530	487	75,033
26,436	31,435	28,097	—	—
68,444	49,466	35,945	124,837	69,857

4,943,407,579	1,107,386,876	4,043,817,849	8,223,910,517	8,714,226,051

—	—	—	—	349,763,501
1,826,425	525,262	1,549,806	1,763,010	1,434,262
3,501,076	—	—	—	4,975,074
663,861	165,208	547,910	1,361,134	1,130,665
776,422	187,072	554,590	686,236	157,832

6,767,784	877,542	2,652,306	3,810,380	357,461,334

4,936,639,795	1,106,509,334	4,041,165,543	8,220,100,137	8,356,715,706
—	—	—	—	49,011

$4,936,639,795	$1,106,509,334	$4,041,165,543	$8,220,100,137	$8,356,764,717

$1.00	$1.00	$1.00	$1.00	$1.00

2,177,163,476	843,915,004	1,840,374,605	7,072,822,780	7,838,376,680
70,335,196	1,117	102,639,967	19,191	15,674,172
539,999,396	25,210,445	408,603,331	89,647,906	197,235,599
10,740,985	161,036	199,893,926	5,114,891	2,691,239
1,582,197,819	170,682,715	1,206,049,116	546,454,380	249,094,568
556,202,923	66,539,017	283,604,598	506,040,989	53,534,347

4,936,639,795	1,106,509,334	4,041,165,543	8,220,100,137	8,356,606,605

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest	$185,673,210	$78,662,909

Expenses:
Management fees	27,835,204	11,753,702
Administration Share fees	3,896,660	523,637
Service Share fees	2,490,883	928,123
Custody and accounting fees	914,561	468,585
Preferred Share fees	878,309	67,038
Registration fees	260,286	41,293
Capital Share fees	285,885	11,442
Professional fees	29,466	29,467
Select Share fees	26,897	9,270
Printing fees	14,625	14,626
Trustee fees	5,613	5,613
Other	245,658	117,483

Total expenses	36,884,047	13,970,279
Less—expense reductions	(4,752,615)	(2,007,000)

Net expenses	32,131,432	11,963,279

Net investment income	153,541,778	66,699,630

Net realized gain on investment transactions	—	65,914

Net increase in net assets resulting from operations	$153,541,778	$66,765,544

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$29,578,870	$6,555,914	$30,883,319	$57,582,063	$34,355,763

4,927,482	1,162,667	4,682,347	9,024,673	6,055,763
1,878,763	242,085	1,232,543	777,222	267,583
1,821,297	183,037	746,855	1,339,662	147,311
310,774	168,196	292,115	398,049	307,810
301,929	14,754	234,076	45,882	106,693
35,685	22,685	66,696	45,572	27,058
4,448	2,369	101,844	1,910	2,575
26,986	24,999	25,746	29,466	25,749
9,384	55	21,743	4	2,074
14,625	14,625	14,625	14,625	14,625
5,613	5,613	5,613	5,613	5,613
64,963	38,573	70,357	112,318	48,212

9,401,949	1,879,658	7,494,560	11,794,996	7,011,066
(481,004)	(273,780)	(953,231)	(660,594)	(1,221,058)

8,920,945	1,605,878	6,541,329	11,134,402	5,790,008

20,657,925	4,950,036	24,341,990	46,447,661	28,565,755

1,749,166	290,489	90,403	743,433	21,363

$22,407,091	$5,240,525	$24,432,393	$47,191,094	$28,587,118

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$153,541,778	$66,699,630
Net realized gain on investment transactions	—	65,914

Net increase in net assets resulting from operations	153,541,778	66,765,544

Distributions to shareholders:
From net investment income
FST Shares	(123,097,524)	(62,316,352)
FST Select Shares	(1,020,080)	(359,836)
FST Preferred Shares	(9,504,662)	(749,210)
FST Capital Shares	(1,984,801)	(73,891)
FST Administration Shares	(14,515,893)	(1,976,861)
FST Service Shares	(3,418,818)	(1,289,394)

Total distributions to shareholders	(153,541,778)	(66,765,544)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	116,676,030,956	41,929,238,198
Reinvestment of dividends and distributions	71,264,433	35,484,022
Cost of shares repurchased	(123,003,748,471)	(41,422,869,274)

Net increase (decrease) in net assets resulting from share transactions	(6,256,453,082)	541,852,946

Total increase (decrease)	(6,256,453,082)	541,852,946
Net assets:
Beginning of period	29,543,570,693	10,263,625,717

End of period	$23,287,117,611	$10,805,478,663

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$20,657,925	$4,950,036	$24,341,990	$46,447,661	$28,565,755
1,749,166	290,489	90,403	743,433	21,363

22,407,091	5,240,525	24,432,393	47,191,094	28,587,118

(10,468,427)	(4,179,395)	(14,925,486)	(42,337,922)	(26,597,958)
(331,710)	(1,937)	(834,893)	(103)	(67,255)
(3,024,515)	(133,020)	(2,540,879)	(466,341)	(952,218)
(26,636)	(14,418)	(658,718)	(11,445)	(14,313)
(6,350,017)	(728,789)	(4,477,283)	(2,710,711)	(789,705)
(2,205,786)	(182,966)	(995,134)	(1,664,572)	(144,306)

(22,407,091)	(5,240,525)	(24,432,393)	(47,191,094)	(28,565,755)

14,172,104,329	3,452,111,741	20,557,518,771	18,788,675,943	16,700,418,718
7,982,752	1,586,584	10,453,083	34,272,732	20,259,226
(14,745,767,216)	(3,655,577,116)	(22,139,563,336)	(21,016,169,724)	(13,362,382,759)

(565,680,135)	(201,878,791)	(1,571,591,482)	(2,193,221,049)	3,358,295,185

(565,680,135)	(201,878,791)	(1,571,591,482)	(2,193,221,049)	3,358,316,548
5,502,319,930	1,308,388,125	5,612,757,025	10,413,321,186	4,998,448,169

$4,936,639,795	$1,106,509,334	$4,041,165,543	$8,220,100,137	$8,356,764,717

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2002

	Prime	Money
	Obligations	Market
	Fund(a)	Fund(a)

From operations:
Net investment income	$456,275,134	$226,575,484
Net realized gain on investment transactions	705,761	107,640

Net increase in net assets resulting from operations	456,980,895	226,683,124

Distributions to shareholders:
From net investment income
FST Shares	(374,118,889)	(208,315,863)
FST Select Shares	(2,283,209)	(1,428,517)
FST Preferred Shares	(22,628,669)	(2,783,095)
FST Capital Shares	(693,993)	(5)
FST Administration Shares	(42,937,785)	(8,597,768)
FST Service Shares	(14,318,350)	(5,557,876)

Total distributions to shareholders	(456,980,895)	(226,683,124)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	234,971,119,330	100,763,527,489
Reinvestment of dividends and distributions	225,924,771	125,631,709
Cost of shares repurchased	(236,305,167,665)	(108,169,121,311)

Net increase (decrease) in net assets resulting from share transactions	(1,108,123,564)	(7,279,962,113)

Total increase (decrease)	(1,108,123,564)	(7,279,962,113)
Net assets:
Beginning of year	30,651,694,257	17,543,587,830

End of year	$29,543,570,693	$10,263,625,717

(a)	FST Capital Shares commenced operations on August 12, 2002.

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund(a)	Fund(a)	Fund(a)	Fund(a)	Fund(a)

$79,188,014	$15,776,030	$85,256,647	$191,045,867	$55,295,405
4,534,964	962,664	128,835	1,454,939	138,584

83,722,978	16,738,694	85,385,482	192,500,806	55,433,989

(42,435,378)	(13,993,735)	(45,460,809)	(173,339,625)	(50,332,298)
(879,357)	(51,070)	(2,816,133)	(1,950)	(32,320)
(8,221,692)	(644,319)	(14,577,981)	(1,285,812)	(2,626,176)
(5)	(27,413)	(38,681)	(5)	(7,219)
(20,436,977)	(1,061,863)	(18,058,779)	(10,244,711)	(1,770,208)
(11,749,569)	(960,294)	(4,433,099)	(7,628,703)	(527,184)

(83,722,978)	(16,738,694)	(85,385,482)	(192,500,806)	(55,295,405)

32,360,830,621	6,688,311,327	46,842,799,132	48,059,231,121	22,548,068,053
40,543,397	5,532,514	35,254,396	140,561,911	36,189,254
(33,830,788,310)	(6,841,902,502)	(48,115,354,861)	(54,015,567,214)	(21,406,619,919)

(1,429,414,292)	(148,058,661)	(1,237,301,333)	(5,815,774,182)	1,177,637,388

(1,429,414,292)	(148,058,661)	(1,237,301,333)	(5,815,774,182)	1,177,775,972

6,931,734,222	1,456,446,786	6,850,058,358	16,229,095,368	3,820,672,197

$5,502,319,930	$1,308,388,125	$5,612,757,025	$10,413,321,186	$4,998,448,169

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2003 (Unaudited)

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares—FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio’s distributions is shown in the accompanying financial statements as from net investment income.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust which do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro-rata basis depending upon the nature of the expense. FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares bear all expenses and fees related to their respective service plans.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3. Agreements

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed at the end of April 2003, Goldman Sachs Asset Management, L.P. (“GSAM”), and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. The fees payable under the Agreement, and the personnel who manage the Funds, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement GSAM manages the Funds’ portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund’s average daily net assets. For the six months ended June 30, 2003, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   GSAM has voluntarily agreed to limit “Other Expenses” of each Fund (excluding Management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% (rounded) of the average daily net assets of each Fund.
   In addition, the Funds may enter into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

   For the six months ended June 30, 2003, the expense reductions were as follows (in thousands):

		Expenses	Custody
	Management	Reimbursed	Fee
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$4,753	—	—	$4,753

Money Market	2,007	—	—	2,007

Treasury Obligations	361	120	—	481

Treasury Instruments	85	188	1	274

Government	799	154	—	953

Federal	661	—	—	661

Tax-Free Money Market	1,034	—	187	1,221

   Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

   At June 30, 2003, the amounts owed to affiliates were as follows (in thousands):

		Affiliated
Fund	Management	Dealers	Total

Prime Obligations	$3,398	$6	$3,404

Money Market	1,481	—	1,481

Treasury Obligations	664	—	664

Treasury Instruments	165	—	165

Government	547	1	548

Federal	1,354	7	1,361

Tax-Free Money Market	1,131	—	1,131

4. Select, Preferred, Capital, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2003, the Funds did not have any borrowings under this facility.

6. Joint Repurchase Agreement Accounts

The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
   At June 30, 2003, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the following Joint Repurchase Agreement Account I, which equaled $45,300,000, $52,400,000, $1,771,800,000 and $74,000,000 in principal amount, respectively. At June 30, 2003, the repurchase agreements held in this

Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

JOINT REPURCHASE AGREEMENT ACCOUNT I

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

Bear Stearns Companies, Inc.
	$400,000,000	1.10%	07/01/2003	$400,012,222
Deutsche Bank Securities, Inc.
	50,000,000	1.10	07/01/2003	50,001,528
Merrill Lynch & Co., Inc.
	394,500,000	1.05	07/01/2003	394,511,506
UBS LLC
	300,000,000	1.10	07/01/2003	300,009,167
UBS LLC
	240,000,000	1.20	07/01/2003	240,008,000
Westdeutsche Landesbank AG
	500,000,000	0.95	07/01/2003	500,013,194
Westdeutsche Landesbank AG
	250,000,000	1.10	07/01/2003	250,007,639

TOTAL	$2,134,500,000			$2,134,563,256

   At June 30, 2003, the Prime Obligations, Money Market, and Government Funds had undivided interests in the repurchase agreements in the following Joint Repurchase Agreement Account II which equaled $2,275,000,000, $650,000,000 and $300,000,000, respectively, in principal amount. At June 30, 2003, the following repurchase agreements held in this Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

JOINT REPURCHASE AGREEMENT ACCOUNT II

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC
	$700,000,000	1.25%	07/01/2003	$700,024,305
Barclays Capital PLC
	500,000,000	1.20	07/01/2003	500,016,667
Bear Stearns Companies, Inc.
	300,000,000	1.25	07/01/2003	300,010,417
Credit Suisse First Boston Corp.
	200,000,000	1.25	07/01/2003	200,006,944
Deutsche Bank Securities, Inc.
	350,000,000	1.20	07/01/2003	350,011,667
Greenwich Capital Markets
	350,000,000	1.25	07/01/2003	350,012,153
J.P. Morgan Chase & Co.
	750,000,000	1.20	07/01/2003	750,025,000
Morgan Stanley
	500,000,000	1.40	07/01/2003	500,019,444
UBS LLC
	850,000,000	1.23	07/01/2003	850,029,042
Westdeutsche Landesbank AG
	600,000,000	1.25	07/01/2003	600,020,833

TOTAL	$5,100,000,000			$5,100,176,472

7. Portfolio Concentrations

As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

8. Other Matters

Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, certain of the Funds may enter into certain principal transactions with Goldman Sachs.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

9. Summary of Share Transactions (at $1.00 per share)

Share activity for the six months ended June 30, 2003 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	89,980,622,130	38,817,223,630
Reinvestment of dividends and distributions	58,009,481	32,517,398
Shares repurchased	(95,383,339,342)	(38,123,032,633)

	(5,344,707,731)	726,708,395

FST Select Shares:
Shares sold	1,746,067,862	494,738,018
Reinvestment of dividends and distributions	802,494	349,178
Shares repurchased	(1,859,358,126)	(455,295,921)

	(112,487,770)	39,791,275

FST Preferred Shares:
Shares sold	7,782,959,081	267,011,252
Reinvestment of dividends and distributions	6,086,879	733,008
Shares repurchased	(8,524,370,704)	(346,640,227)

	(735,324,744)	(78,895,967)

FST Capital Shares:
Shares sold	2,170,670,910	37,672,049
Reinvestment of dividends and distributions	238,968	71,818
Shares repurchased	(2,348,861,827)	(11,672,366)

	(177,951,949)	26,071,501

FST Administration Shares:
Shares sold	10,552,134,962	1,776,350,648
Reinvestment of dividends and distributions	4,139,840	1,211,772
Shares repurchased	(10,302,600,997)	(1,873,138,627)

	253,673,805	(95,576,207)

FST Service Shares:
Shares sold	4,443,576,011	536,242,601
Reinvestment of dividends and distributions	1,986,771	600,848
Shares repurchased	(4,585,217,475)	(613,089,500)

	(139,654,693)	(76,246,051)

Net increase (decrease) in shares	(6,256,453,082)	541,852,946

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

6,465,448,739	2,471,996,272	9,824,411,398	14,684,518,777	15,675,913,736
4,687,862	1,103,571	5,482,081	32,079,177	19,919,218
(6,560,400,675)	(2,600,220,237)	(11,052,055,904)	(16,599,617,064)	(12,394,707,047)

(90,264,074)	(127,120,394)	(1,222,162,425)	(1,883,019,110)	3,301,125,907

30,000,000	10,000,000	344,067,032	91	77,228,610
329,296	1,924	762,269	17	47,452
(26,432,591)	(15,005,010)	(485,587,835)	—	(61,631,964)

3,896,705	(5,003,086)	(140,758,534)	108	15,644,098

577,190,240	18,396,947	5,049,477,787	373,383,781	243,205,052
254,155	93,760	1,831,454	65,582	53,551
(875,942,783)	(21,953,665)	(5,632,753,607)	(405,545,191)	(223,843,204)

(298,498,388)	(3,462,958)	(581,444,366)	(32,095,828)	19,415,399

10,757,629	10,300,822	1,519,727,860	5,102,442	1,503,607
12,178	13,034	488,144	11,444	9,961
(29,827)	(23,767,175)	(1,347,781,702)	—	(6,043,794)

10,739,980	(13,453,319)	172,434,302	5,113,886	(4,530,226)

4,079,613,886	677,912,561	2,846,892,371	1,482,982,631	473,816,394
1,048,281	323,723	1,633,753	1,153,936	159,047
(3,895,229,228)	(715,739,696)	(2,586,877,400)	(1,623,264,608)	(431,667,359)

185,432,939	(37,503,412)	261,648,724	(139,128,041)	42,308,082

3,009,093,835	263,505,139	972,942,323	2,242,688,221	228,751,319
1,650,980	50,572	255,382	962,576	69,997
(3,387,732,112)	(278,891,333)	(1,034,506,888)	(2,387,742,861)	(244,489,391)

(376,987,297)	(15,335,622)	(61,309,183)	(144,092,064)	(15,668,075)

(565,680,135)	(201,878,791)	(1,571,591,482)	(2,193,221,049)	3,358,295,185

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

9. Summary of Share Transactions (at $1.00 per share) (continued)

Share activity for the year ended December 31, 2002 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	191,464,413,709	92,480,465,082
Reinvestment of dividends and distributions	189,185,762	114,221,767
Shares repurchased	(194,517,330,157)	(99,309,233,285)

	(2,863,730,686)	(6,714,546,436)

FST Select Shares:
Shares sold	1,836,573,932	931,456,444
Reinvestment of dividends and distributions	1,598,521	879,885
Shares repurchased	(1,831,888,041)	(1,231,387,829)

	6,284,412	(299,051,500)

FST Preferred Shares:
Shares sold	10,243,777,866	640,795,453
Reinvestment of dividends and distributions	14,273,391	2,659,843
Shares repurchased	(8,909,138,766)	(660,790,801)

	1,348,912,491	(17,335,505)

FST Capital Shares (commenced August 12, 2002):
Shares sold	955,580,069	1,000
Reinvestment of dividends and distributions	45,763	5
Shares repurchased	(526,931,818)	—

	428,694,014	1,005

FST Administration Shares:
Shares sold	20,338,891,049	5,203,083,922
Reinvestment of dividends and distributions	12,676,099	5,566,687
Shares repurchased	(20,227,598,659)	(5,373,879,990)

	123,968,489	(165,229,381)

FST Service Shares:
Shares sold	10,131,882,705	1,507,725,588
Reinvestment of dividends and distributions	8,145,235	2,303,522
Shares repurchased	(10,292,280,224)	(1,593,829,406)

	(152,252,284)	(83,800,296)

Net increase (decrease) in shares	(1,108,123,564)	(7,279,962,113)

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

14,738,118,185	5,168,207,078	18,132,692,197	39,489,140,284	20,848,121,753
23,690,942	4,332,202	13,597,830	132,470,018	35,003,098
(16,479,657,276)	(5,362,748,337)	(19,285,338,895)	(44,819,139,925)	(19,933,905,453)

(1,717,848,149)	(190,209,057)	(1,139,048,868)	(5,197,529,623)	949,219,398

88,391,165	130,573,622	885,889,300	5,016,057	20,023,573
873,343	23,384	2,616,484	1,926	32,318
(92,865,748)	(137,645,088)	(696,716,812)	(5,000,000)	(20,026,880)

(3,601,240)	(7,048,082)	191,788,972	17,983	29,011

3,634,026,895	125,024,423	18,973,559,752	629,846,685	630,573,675
751,638	525,118	12,495,530	454,149	681,435
(3,001,721,240)	(147,436,975)	(18,846,950,234)	(635,471,876)	(471,156,993)

633,057,293	(21,887,434)	139,105,048	(5,171,042)	160,098,117

1,000	21,297,942	202,243,834	1,000	7,637,256
5	27,413	24,532	5	6,116
—	(7,711,000)	(174,808,742)	—	(421,907)

1,005	13,614,355	27,459,624	1,005	7,221,465

7,778,146,620	727,749,780	6,800,529,305	3,220,192,699	568,656,792
5,271,168	416,812	5,444,181	3,757,724	244,986
(7,902,389,718)	(637,069,777)	(7,031,267,049)	(3,672,791,771)	(508,736,278)

(118,971,930)	91,096,815	(225,293,563)	(448,841,348)	60,165,500

6,122,146,756	515,458,482	1,847,884,744	4,715,034,396	473,055,004
9,956,301	207,585	1,075,839	3,878,089	221,301
(6,354,154,328)	(549,291,325)	(2,080,273,129)	(4,883,163,642)	(472,372,408)

(222,051,271)	(33,625,258)	(231,312,546)	(164,251,157)	903,897

(1,429,414,292)	(148,058,661)	(1,237,301,333)	(5,815,774,182)	1,177,637,388

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2003-FST Shares	$1.00	$0.006	$(0.006)	$1.00	0.59%	$17,221,005	0.18	%(c)	1.19	%(c)	0.22	%(c)	1.15	%(c)
2003-FST Select Shares	1.00	0.006	(0.006)	1.00	0.57	83,289	0.21	(c)	1.14	(c)	0.25	(c)	1.10	(c)
2003-FST Preferred Shares	1.00	0.005	(0.005)	1.00	0.54	1,617,001	0.28	(c)	1.08	(c)	0.32	(c)	1.04	(c)
2003-FST Capital Shares	1.00	0.005	(0.005)	1.00	0.51	250,742	0.33	(c)	1.04	(c)	0.37	(c)	1.00	(c)
2003-FST Administration Shares	1.00	0.005	(0.005)	1.00	0.46	3,181,441	0.43	(c)	0.93	(c)	0.47	(c)	0.89	(c)
2003-FST Service Shares	1.00	0.003	(0.003)	1.00	0.34	933,640	0.68	(c)	0.69	(c)	0.72	(c)	0.65	(c)

For the Years Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18		1.74		0.22		1.70
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21		1.70		0.25		1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28		1.60		0.32		1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33	(c)	1.29	(c)	0.37	(c)	1.25	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43		1.48		0.47		1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18		3.87		0.23		3.82
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21		3.41		0.26		3.36
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28		3.72		0.33		3.67
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43		3.64		0.48		3.59
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68		3.46		0.73		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	12,777,000	0.18		6.32		0.22		6.28
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	70,819	0.21	(c)	6.48	(c)	0.25	(c)	6.44	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	454,883	0.28		6.21		0.32		6.17
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	2,084,745	0.43		6.09		0.47		6.05
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.91	1,005,373	0.68		5.81		0.72		5.77

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,062,549	0.18		5.09		0.23		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	219,711	0.28		4.87		0.33		4.82
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.91	1,051,831	0.43		4.88		0.48		4.83
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.65	690,741	0.68		4.60		0.73		4.55

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55	5,831,773	0.18		5.39		0.24		5.33
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45	132,558	0.28		5.26		0.34		5.20
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29	331,196	0.43		5.14		0.49		5.08
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03	336,205	0.68		4.89		0.74		4.83

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2003-FST Shares	$1.00	$0.006	$(0.006)	$1.00	0.59%	$9,921,557	0.18	%(c)	1.19	%(c)	0.22	%(c)	1.15	%(c)
2003-FST Select Shares	1.00	0.006	(0.006)	1.00	0.58	42,537	0.21	(c)	1.16	(c)	0.25	(c)	1.12	(c)
2003-FST Preferred Shares	1.00	0.005	(0.005)	1.00	0.54	97,783	0.28	(c)	1.12	(c)	0.32	(c)	1.08	(c)
2003-FST Capital Shares	1.00	0.005	(0.005)	1.00	0.52	26,073	0.33	(c)	0.97	(c)	0.37	(c)	0.93	(c)
2003-FST Administration Shares	1.00	0.005	(0.005)	1.00	0.47	384,782	0.43	(c)	0.94	(c)	0.47	(c)	0.90	(c)
2003-FST Service Shares	1.00	0.003	(0.003)	1.00	0.34	332,747	0.68	(c)	0.69	(c)	0.72	(c)	0.65	(c)

For the Years Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18		1.76		0.22		1.72
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21		1.81		0.25		1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28		1.62		0.32		1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33	(c)	1.73	(c)	0.37	(c)	1.69	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43		1.50		0.47		1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18		3.74		0.23		3.69
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21		3.79		0.26		3.74
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28		4.22		0.33		4.17
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43		3.72		0.48		3.67
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68		3.52		0.73		3.47

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	5,954,862	0.18		6.25		0.22		6.21
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	22,595	0.21	(c)	6.41	(c)	0.25	(c)	6.37	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	163,779	0.28		6.11		0.32		6.07
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	421,498	0.43		6.02		0.47		5.98
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.92	396,927	0.68		5.78		0.72		5.74

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,747,861	0.18		5.08		0.22		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	241,179	0.28		4.99		0.32		4.95
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.92	403,602	0.43		4.81		0.47		4.77
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.66	305,972	0.68		4.53		0.72		4.49

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55	4,995,782	0.18		5.40		0.23		5.35
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45	93,218	0.28		5.30		0.33		5.25
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29	399,474	0.43		5.16		0.48		5.11
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03	496,520	0.68		4.86		0.73		4.81

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2003-FST Shares	$1.00	$0.005	$(0.005)	$1.00	0.54%	$2,177,164	0.20	%(c)	1.03	%(c)	0.22	%(c)	1.01	%(c)
2003-FST Select Shares	1.00	0.005	(0.005)	1.00	0.53	70,335	0.23	(c)	0.99	(c)	0.25	(c)	0.97	(c)
2003-FST Preferred Shares	1.00	0.005	(0.005)	1.00	0.49	539,999	0.30	(c)	093	(c)	0.32	(c)	0.91	(c)
2003-FST Capital Shares	1.00	0.005	(0.005)	1.00	0.47	10,741	0.35	(c)	0.84	(c)	0.37	(c)	0.82	(c)
2003-FST Administration Shares	1.00	0.004	(0.004)	1.00	0.42	1,582,198	0.45	(c)	0.77	(c)	0.47	(c)	0.75	(c)
2003-FST Service Shares	1.00	0.003	(0.003)	1.00	0.29	556,203	0.70	(c)	0.53	(c)	0.72	(c)	0.51	(c)

For the Years Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20		1.58		0.22		1.56
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23		1.53		0.25		1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30		1.44		0.32		1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.38	(c)	0.37	(c)	1.36	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45		1.31		0.47		1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70		1.06		0.72		1.04

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20		3.66		0.23		3.63
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23		1.83		0.26		1.80
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30		4.06		0.33		4.03
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45		3.54		0.48		3.51
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70		3.09		0.73		3.06

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.18	2,493,450	0.18		6.04		0.23		5.99
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	1	0.21	(c)	6.33	(c)	0.26	(c)	6.28	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.08	271,388	0.28		5.95		0.33		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.92	1,379,728	0.43		5.83		0.48		5.78
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.66	676,118	0.68		5.55		0.73		5.50

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.88	2,320,581	0.18		4.75		0.23		4.70
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.78	297,925	0.28		4.67		0.33		4.62
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.62	1,157,825	0.43		4.53		0.48		4.48
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.36	569,993	0.68		4.28		0.73		4.23

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.40	3,521,389	0.18		5.22		0.23		5.17
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.29	285,240	0.28		5.20		0.33		5.15
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.14	1,080,454	0.43		4.94		0.48		4.89
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.87	501,619	0.68		4.69		0.73		4.64

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2003-FST Shares	$1.00	$0.005	$(0.005)	$1.00	0.50%	$843,915	0.21	%(c)	0.95	%(c)	0.26	%(c)	0.90	%(c)
2003-FST Select Shares	1.00	0.005	(0.005)	1.00	0.48	1	0.24	(c)	0.96	(c)	0.29	(c)	0.91	(c)
2003-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.45	25,210	0.31	(c)	0.85	(c)	0.36	(c)	0.80	(c)
2003-FST Capital Shares	1.00	0.004	(0.004)	1.00	0.42	161	0.36	(c)	0.83	(c)	0.41	(c)	0.78	(c)
2003-FST Administration Shares	1.00	0.004	(0.004)	1.00	0.37	170,683	0.46	(c)	0.70	(c)	0.51	(c)	0.65	(c)
2003-FST Service Shares	1.00	0.002	(0.002)	1.00	0.25	66,539	0.71	(c)	0.45	(c)	0.76	(c)	0.40	(c)

For the Years Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20		1.47		0.25		1.42
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23		1.76		0.28		1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30		1.39		0.35		1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35	(c)	1.09	(c)	0.40	(c)	1.04	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45		1.14		0.50		1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70		0.98		0.75		0.93

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.79	1,161,245	0.20		3.52		0.26		3.46
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.75	12,052	0.23		1.91		0.29		1.85
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.68	50,561	0.30		3.32		0.36		3.26
2001-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.53	117,089	0.45		3.22		0.51		3.16
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.27	115,500	0.70		3.01		0.76		2.95

2000-FST Shares	1.00	0.06	(0.06)	1.00	5.90	734,427	0.18		5.80		0.28		5.70
2000-FST Select Shares (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	1	0.21	(c)	5.85	(c)	0.31	(c)	5.75	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	5.79	2,380	0.28		5.67		0.38		5.57
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.64	42,533	0.43		5.40		0.53		5.30
2000-FST Service Shares	1.00	0.05	(0.05)	1.00	5.38	68,194	0.68		5.18		0.78		5.08

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.60	428,732	0.18		4.51		0.24		4.45
1999-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.49	208	0.28		4.53		0.34		4.47
1999-FST Administration Shares	1.00	0.04	(0.04)	1.00	4.34	67,748	0.43		4.29		0.49		4.23
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.08	42,095	0.68		4.07		0.74		4.01

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.05	822,207	0.18		4.74		0.29		4.63
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94	2	0.28		4.68		0.39		4.57
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79	23,676	0.43		4.62		0.54		4.51
1998-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53	17,128	0.68		4.37		0.79		4.26

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2003-FST Shares	$1.00	$0.006	$(0.006)	$1.00	0.58%	$1,840,375	0.18	%(c)	1.17	%(c)	0.22	%(c)	1.13	%(c)
2003-FST Select Shares	1.00	0.006	(0.006)	1.00	0.56	102,640	0.21	(c)	1.15	(c)	0.25	(c)	1.11	(c)
2003-FST Preferred Shares	1.00	0.005	(0.005)	1.00	0.53	408,603	0.28	(c)	1.08	(c)	0.32	(c)	1.04	(c)
2003-FST Capital Shares	1.00	0.005	(0.005)	1.00	0.50	199,894	0.33	(c)	0.97	(c)	0.37	(c)	0.93	(c)
2003-FST Administration Shares	1.00	0.005	(0.005)	1.00	0.45	1,206,049	0.43	(c)	0.91	(c)	0.47	(c)	0.87	(c)
2003-FST Service Shares	1.00	0.003	(0.003)	1.00	0.33	283,605	0.68	(c)	0.66	(c)	0.72	(c)	0.62	(c)

For the Years Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18		1.68		0.22		1.64
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21		1.60		0.25		1.56
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28		1.58		0.32		1.54
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33	(c)	1.18	(c)	0.37	(c)	1.14	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43		1.40		0.47		1.36
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68		1.19		0.72		1.15

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18		3.76		0.24		3.70
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21		3.15		0.27		3.09
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28		3.68		0.34		3.62
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43		3.52		0.49		3.46
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68		3.17		0.74		3.11

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.31	1,859,266	0.18		6.14		0.23		6.09
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	11,247	0.21	(c)	6.30	(c)	0.26	(c)	6.25	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.21	361,111	0.28		6.19		0.33		6.14
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05	595,037	0.43		5.93		0.48		5.88
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.79	273,355	0.68		5.60		0.73		5.55

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.03	2,260,275	0.18		4.91		0.22		4.87
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.93	181,155	0.28		4.81		0.32		4.77
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.77	519,266	0.43		4.67		0.47		4.63
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.51	435,192	0.68		4.35		0.72		4.31

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.46	1,563,875	0.18		5.32		0.23		5.27
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.36	245,628	0.28		5.15		0.33		5.10
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.20	407,363	0.43		5.06		0.48		5.01
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.94	699,481	0.68		4.83		0.73		4.78

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

											Ratios assuming no expense
											reductions

									Ratio of				Ratio of
							Ratio of		net				net
	Net asset			Net asset		Net assets,	net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end of	expenses		income to		expenses		income to
	beginning	investment	to	end of	Total	period	to average		average net		to average		average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	net assets		assets		net assets		assets

For the Six Months Ended June 30, (Unaudited)

2003-FST Shares	$1.00	$0.006	$(0.006)	$1.00	0.56%	$7,072,823	0.20	%(c)	1.10	%(c)	0.22	%(c)	1.08	%(c)
2003-FST Select Shares	1.00	0.005	(0.005)	1.00	0.54	19	0.23	(c)	1.07	(c)	0.25	(c)	1.05	(c)
2003-FST Preferred Shares	1.00	0.005	(0.005)	1.00	0.51	89,648	0.30	(c)	1.00	(c)	0.32	(c)	0.98	(c)
2003-FST Capital Shares	1.00	0.005	(0.005)	1.00	0.48	5,115	0.35	(c)	0.89	(c)	0.37	(c)	0.87	(c)
2003-FST Administration Shares	1.00	0.004	(0.004)	1.00	0.43	546,454	0.45	(c)	0.86	(c)	0.47	(c)	0.84	(c)
2003-FST Service Shares	1.00	0.003	(0.003)	1.00	0.31	506,041	0.70	(c)	0.60	(c)	0.72	(c)	0.58	(c)

For the Years Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20		1.64		0.22		1.62
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23		1.23		0.25		1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30		1.54		0.32		1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.43	(c)	0.37	(c)	1.41	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45		1.39		0.47		1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70		1.14		0.72		1.12

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.05	14,153,371	0.20		3.87		0.22		3.85
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.02	1	0.23		3.59		0.25		3.57
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.95	126,915	0.30		3.76		0.32		3.74
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.79	1,134,424	0.45		3.75		0.47		3.73
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.53	814,384	0.70		3.43		0.72		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.26	8,296,788	0.20		6.16		0.23		6.13
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	1	0.23	(c)	6.16	(c)	0.24	(c)	6.13	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.16	145,000	0.30		5.93		0.32		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.00	1,024,184	0.45		5.89		0.48		5.86
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.74	899,691	0.70		5.61		0.73		5.58

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.05	4,206,119	0.18		4.96		0.23		4.91
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94	186,590	0.28		5.05		0.33		5.00
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79	789,529	0.43		4.71		0.48		4.66
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53	478,635	0.68		4.46		0.73		4.41

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.41	2,346,254	0.18		5.24		0.24		5.18
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.31	26,724	0.28		5.20		0.34		5.14
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.15	690,084	0.43		5.02		0.49		4.96
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.89	321,124	0.68		4.78		0.74		4.72

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2003-FST Shares	$1.00	$0.005	$(0.005)	$1.00	0.49%	$7,838,520	0.18	%(c)	0.98	%(c)	0.22	%(c)	0.94	%(c)
2003-FST Select Shares	1.00	0.005	(0.005)	1.00	0.48	15,674	0.21	(c)	0.97	(c)	0.25	(c)	0.93	(c)
2003-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.44	197,242	0.28	(c)	0.89	(c)	0.32	(c)	0.85	(c)
2003-FST Capital Shares	1.00	0.004	(0.004)	1.00	0.42	2,691	0.33	(c)	0.83	(c)	0.37	(c)	0.79	(c)
2003-FST Administration Shares	1.00	0.004	(0.004)	1.00	0.37	249,101	0.43	(c)	0.74	(c)	0.47	(c)	0.70	(c)
2003-FST Service Shares	1.00	0.002	(0.002)	1.00	0.24	53,537	0.68	(c)	0.49	(c)	0.72	(c)	0.45	(c)

For the Years Ended December 31,

2002-FST Shares	1.00	0.01	(0.01)	1.00	1.30	4,537,375	0.18		1.29		0.22		1.25
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	1.27	30	0.21		1.28		0.25		1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.20	177,825	0.28		1.20		0.32		1.16
2002-FST Capital Shares (commenced August 12)	1.00	— (d)	— (d)	1.00	0.44	7,222	0.33	(c)	0.94	(c)	0.37	(c)	0.90	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43		1.04		0.47		1.00
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68		0.79		0.72		0.75

2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18		2.46		0.23		2.41
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.57	1	0.21		2.73		0.26		2.68
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28		2.45		0.33		2.40
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43		2.27		0.48		2.22
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68		2.04		0.73		1.99

2000-FST Shares	1.00	0.04	(0.04)	1.00	3.95	2,693,098	0.18		3.93		0.23		3.88
2000-FST Select Shares (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	1	0.21	(c)	3.97	(c)	0.26	(c)	3.92	(c)
2000-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.85	18,568	0.28		3.81		0.33		3.76
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43		3.66		0.48		3.61
2000-FST Service Shares	1.00	0.03	(0.03)	1.00	3.43	71,614	0.68		3.46		0.73		3.41

1999-FST Shares	1.00	0.03	(0.03)	1.00	3.13	1,775,327	0.18		3.12		0.22		3.08
1999-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.03	31,359	0.28		2.99		0.32		2.95
1999-FST Administration Shares	1.00	0.03	(0.03)	1.00	2.88	127,967	0.43		2.81		0.47		2.77
1999-FST Service Shares	1.00	0.03	(0.03)	1.00	2.62	69,465	0.68		2.61		0.72		2.57

1998-FST Shares	1.00	0.03	(0.03)	1.00	3.34	1,456,002	0.18		3.28		0.23		3.23
1998-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.24	20,882	0.28		3.17		0.33		3.12
1998-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.08	146,800	0.43		3.04		0.48		2.99
1998-FST Service Shares	1.00	0.03	(0.03)	1.00	2.83	50,990	0.68		2.77		0.73		2.72

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds’ Prospectus, which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
Gary D. Black
Patrick T. Harker
James A. McNamara
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/ SAR 06/03	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended June 30, 2003.

(a)(2) (b)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Attached here to

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	August 14, 2003